Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
International Index Portfolio
September 30, 2021
VIIP-NPRT3-1121
1.9887326.103
Common Stocks - 95.8%
	Shares	Value ($)
Australia - 4.4%
Afterpay Ltd. (a)	3,360	291,900
AGL Energy Ltd.	8,942	36,928
ALS Ltd.	6,778	61,041
Altium Ltd.	1,641	41,402
Alumina Ltd.	31,658	47,135
AMP Ltd.	46,313	32,657
Ampol Ltd.	3,635	72,546
Ansell Ltd.	1,826	44,367
APA Group unit	16,470	102,588
ARB Corp. Ltd.	1,032	35,889
Aristocrat Leisure Ltd.	9,228	306,891
ASX Ltd.	2,820	162,815
Atlas Arteria Ltd. unit	14,908	68,740
Aurizon Holdings Ltd.	28,171	76,271
AusNet Services	25,601	46,339
Australia & New Zealand Banking Group Ltd.	40,569	814,729
Bank of Queensland Ltd.	8,901	59,364
Beach Energy Ltd.	21,316	22,765
Bendigo & Adelaide Bank Ltd.	7,527	50,574
BHP Group Ltd.	42,206	1,127,232
BlueScope Steel Ltd.	7,328	106,180
Boral Ltd. (a)	5,096	22,420
Brambles Ltd.	21,578	165,923
Breville Group Ltd.	1,296	26,681
carsales.com Ltd.	4,158	74,634
Challenger Ltd.	8,133	36,190
Charter Hall Group unit	6,459	78,097
Cleanaway Waste Management Ltd.	29,272	57,447
Cochlear Ltd.	966	151,143
Coles Group Ltd.	19,352	235,069
Commonwealth Bank of Australia	25,370	1,882,717
Computershare Ltd.	7,894	102,078
Crown Ltd. (a)	4,965	33,987
CSL Ltd.	6,531	1,364,530
CSR Ltd.	6,506	25,863
Dexus unit	16,376	126,039
Dominos Pizza Enterprises Ltd.	930	106,372
Downer EDI Ltd.	9,429	42,977
Endeavour Group Ltd.	19,092	95,538
Evolution Mining Ltd.	25,275	63,908
Fortescue Metals Group Ltd.	23,860	254,157
Goodman Group unit	24,185	372,137
Harvey Norman Holdings Ltd.	9,182	32,926
IDP Education Ltd.	2,893	70,049
IGO Ltd.	9,456	59,263
Iluka Resources Ltd.	5,885	37,857
Incitec Pivot Ltd.	26,648	55,431
Insurance Australia Group Ltd.	36,559	127,674
JB Hi-Fi Ltd.	1,628	52,934
Lendlease Group unit	9,655	74,232
Lynas Rare Earths Ltd. (a)	12,328	58,338
Macquarie Group Ltd.	4,859	627,765
Magellan Financial Group Ltd.	2,093	52,536
Medibank Private Ltd.	38,292	97,768
Metcash Ltd.	14,312	40,031
Mineral Resources Ltd.	2,294	72,803
Mirvac Group unit	58,034	123,105
National Australia Bank Ltd.	46,914	925,192
Newcrest Mining Ltd.	11,841	196,297
NEXTDC Ltd. (a)	6,413	54,629
Nine Entertainment Co. Holdings Ltd.	19,709	36,836
Northern Star Resources Ltd.	16,955	103,843
Orica Ltd.	5,574	54,443
Origin Energy Ltd.	24,737	82,993
OZ Minerals Ltd.	4,911	78,848
Qantas Airways Ltd.	26,374	106,367
QBE Insurance Group Ltd.	21,486	177,006
Qube Holdings Ltd.	26,881	62,904
Ramsay Health Care Ltd.	2,738	135,686
REA Group Ltd.	742	83,572
Reliance Worldwide Corp. Ltd.	10,685	38,853
Rio Tinto Ltd.	5,342	380,302
Santos Ltd.	26,155	133,967
Scentre Group unit	76,490	162,799
SEEK Ltd.	5,234	115,060
Seven Group Holdings Ltd.	2,133	31,251
Sonic Healthcare Ltd.	6,945	200,705
South32 Ltd.	69,571	172,643
Spark Infrastructure Group unit	23,272	47,006
Steadfast Group Ltd.	14,810	51,127
Stockland Corp. Ltd. unit	36,075	114,400
Suncorp Group Ltd.	18,615	165,524
Sydney Airport unit (a)	39,061	229,399
Tabcorp Holdings Ltd.	30,868	107,254
Telstra Corp. Ltd.	170,891	478,854
The GPT Group unit	27,167	97,853
The Star Entertainment Group Ltd. (a)	11,606	36,864
Transurban Group	4,425	45,299
Transurban Group unit	39,824	401,365
Treasury Wine Estates Ltd.	10,151	89,511
Vicinity Centres unit	53,184	62,876
Washington H. Soul Pattinson & Co. Ltd.	1,777	49,385
Wesfarmers Ltd.	16,246	646,159
Westpac Banking Corp.	52,274	966,729
WiseTech Global Ltd.	2,265	85,896
Woodside Petroleum Ltd.	14,160	242,126
Woolworths Group Ltd.	18,161	510,111
WorleyParsons Ltd.	4,320	30,391
Zip Co. Ltd. (a)(b)	5,410	26,683
TOTAL AUSTRALIA		18,327,980
Austria - 0.2%
Andritz AG	1,019	55,847
BAWAG Group AG (c)	985	62,337
CA Immobilien Anlagen AG	637	26,976
Erste Group Bank AG	4,386	192,586
IMMOFINANZ Immobilien Anlagen AG	1,356	32,288
Lenzing AG (a)	186	22,516
Mayr-Melnhof Karton AG	118	22,440
Oesterreichische Post AG	427	18,068
OMV AG	2,014	121,274
Raiffeisen International Bank-Holding AG	1,837	48,046
Verbund AG	949	95,977
Voestalpine AG	1,683	62,168
Wienerberger AG	1,818	61,043
TOTAL AUSTRIA		821,566
Bailiwick of Jersey - 0.5%
Clarivate Analytics PLC (a)	3,666	80,285
Experian PLC	13,177	551,986
Ferguson PLC	3,310	459,500
Glencore Xstrata PLC	156,520	736,287
Polymetal International PLC	3,890	65,727
WPP PLC	18,044	241,746
TOTAL BAILIWICK OF JERSEY		2,135,531
Belgium - 0.6%
Ackermans & Van Haaren SA	316	54,441
Aedifica SA	497	62,047
Ageas	2,745	135,934
Anheuser-Busch InBev SA NV	12,137	688,379
Cofinimmo SA	403	61,111
Colruyt NV	889	45,350
D'ieteren Group	337	49,451
Elia System Operator SA/NV	454	54,253
Galapagos NV (a)	661	34,680
Groupe Bruxelles Lambert SA	1,673	184,023
KBC Groep NV	4,843	436,861
Melexis NV	253	26,856
Proximus	2,085	41,376
Sofina SA	230	91,389
Solvay SA Class A	1,087	134,840
Telenet Group Holding NV	645	24,627
UCB SA	1,854	207,606
Umicore SA	2,901	171,622
Warehouses de Pauw	1,895	76,782
TOTAL BELGIUM		2,581,628
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	58,000	83,522
Brilliance China Automotive Holdings Ltd. (a)	34,000	12,240
China Gas Holdings Ltd.	28,600	84,468
China Resource Gas Group Ltd.	12,000	62,945
China Youzan Ltd. (a)	204,000	25,504
Credicorp Ltd. (United States)	869	96,407
Hiscox Ltd. (a)	4,843	54,592
Hongkong Land Holdings Ltd.	16,315	77,932
Jardine Matheson Holdings Ltd.	3,803	201,020
Kunlun Energy Co. Ltd.	54,000	56,226
Man Wah Holdings Ltd.	19,600	28,659
Nine Dragons Paper (Holdings) Ltd.	24,000	29,295
TOTAL BERMUDA		812,810
Brazil - 0.9%
Ambev SA	64,300	180,653
Americanas SA (a)	6,181	35,095
Atacadao SA	5,800	18,915
B3 SA - Brasil Bolsa Balcao	90,400	211,485
Banco Bradesco SA	20,031	65,694
Banco do Brasil SA	21,800	115,690
Banco Inter SA unit	8,103	69,413
BB Seguridade Participacoes SA	9,400	34,436
BR Malls Participacoes SA (a)	11,200	16,618
BRF SA (a)	10,400	51,735
BTG Pactual Participations Ltd. unit	13,500	62,372
CCR SA	15,300	32,872
Centrais Eletricas Brasileiras SA (Electrobras)	5,086	35,966
Cogna Educacao (a)	26,600	13,237
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,000	9,453
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,600	32,580
Companhia Siderurgica Nacional SA (CSN)	8,800	46,426
Compania de Locacao das Americas	4,600	20,518
Cosan SA	13,800	58,233
Cyrela Brazil Realty SA	4,400	14,543
Energisa SA unit	3,400	27,415
Eneva SA (a)	13,100	39,619
ENGIE Brasil Energia SA	3,450	23,732
Equatorial Energia SA	10,600	49,343
Hapvida Participacoes e Investimentos SA (c)	14,500	36,185
Hypermarcas SA	5,600	33,050
JBS SA	13,200	89,854
Klabin SA unit (a)	9,700	43,123
Localiza Rent A Car SA	8,230	82,319
Locaweb Servicos de Internet SA (c)	6,000	25,209
Lojas Renner SA	12,470	78,817
Magazine Luiza SA	39,020	102,749
Natura & Co. Holding SA (a)	12,593	105,378
Notre Dame Intermedica Participacoes SA	7,724	105,823
Oi SA (a)	76,300	14,011
Petro Rio SA (a)	9,000	41,350
Petrobras Distribuidora SA	16,200	69,878
Petroleo Brasileiro SA - Petrobras (ON)	55,900	288,957
Qualicorp Consultoria E Corret	3,600	13,215
Raia Drogasil SA	16,100	69,092
Rede D'Oregon Sao Luiz SA (c)	9,600	119,715
Rumo SA (a)	17,200	53,030
Sendas Distribuidora SA	10,500	36,711
Sul America SA unit	4,128	19,314
Suzano Papel e Celulose SA (a)	9,879	98,903
Telefonica Brasil SA	6,200	48,808
TIM SA	11,500	24,813
Totvs SA	7,500	49,718
Transmissora Alianca de Energia Eletrica SA unit	4,700	30,932
Ultrapar Participacoes SA	10,500	28,420
Vale SA	49,200	688,795
Via S/A (a)	19,351	27,397
Weg SA	21,900	159,371
YDUQS Participacoes SA	3,900	17,016
TOTAL BRAZIL		3,867,996
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,460	29,957
Nomad Foods Ltd. (a)	2,151	59,282
TOTAL BRITISH VIRGIN ISLANDS		89,239
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	3,573	185,364
Air Canada (a)	4,679	85,446
Alamos Gold, Inc.	5,365	38,588
Algonquin Power & Utilities Corp.	9,017	132,201
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,191	466,427
AltaGas Ltd.	3,949	77,914
B2Gold Corp.	14,561	49,778
Ballard Power Systems, Inc. (a)	3,319	46,591
Bank of Montreal	9,233	921,769
Bank of Nova Scotia	17,257	1,062,179
Barrick Gold Corp. (Canada)	25,709	464,207
Bausch Health Cos., Inc. (Canada) (a)	4,539	126,573
BCE, Inc.	12,901	646,272
BlackBerry Ltd. (a)	7,272	70,791
Boralex, Inc. Class A	1,137	33,573
Boyd Group Services, Inc.	335	62,141
Brookfield Asset Management Reinsurance Partners Ltd.	126	6,983
Brookfield Asset Management, Inc. (Canada) Class A	20,802	1,114,663
Brookfield Renewable Corp.	1,676	65,103
BRP, Inc.	583	53,964
CAE, Inc. (a)	4,198	125,416
Cameco Corp.	5,818	126,410
Canadian Apartment Properties (REIT) unit	2,653	123,811
Canadian Imperial Bank of Commerce (b)	6,400	712,459
Canadian National Railway Co.	10,198	1,181,796
Canadian Natural Resources Ltd.	17,143	626,790
Canadian Pacific Railway Ltd.	9,590	626,235
Canadian Tire Ltd. Class A (non-vtg.)	839	117,404
Canadian Utilities Ltd. Class A (non-vtg.)	1,665	44,865
Capital Power Corp.	1,569	52,907
Cargojet, Inc.	222	35,477
CCL Industries, Inc. Class B	2,077	107,572
Cenovus Energy, Inc. (Canada)	18,402	185,531
CGI, Inc. Class A (sub. vtg.) (a)	3,207	272,415
Colliers International Group, Inc.	417	53,378
Constellation Software, Inc.	285	466,904
Descartes Systems Group, Inc. (Canada) (a)	1,176	95,725
Dollarama, Inc.	4,201	182,222
Element Fleet Management Corp.	6,201	62,568
Emera, Inc.	3,920	177,523
Empire Co. Ltd. Class A (non-vtg.)	2,618	79,784
Enbridge, Inc.	28,971	1,154,174
Fairfax Financial Holdings Ltd. (sub. vtg.)	399	161,071
Finning International, Inc.	2,270	56,006
First Majestic Silver Corp.	2,725	30,851
First Quantum Minerals Ltd.	8,007	148,243
FirstService Corp.	563	101,790
Fortis, Inc.	6,889	305,616
Franco-Nevada Corp.	2,757	358,175
George Weston Ltd.	987	106,461
Gildan Activewear, Inc.	2,771	101,249
Great-West Lifeco, Inc.	3,801	115,657
Hydro One Ltd. (c)	4,306	101,786
iA Financial Corp, Inc.	1,514	85,896
Imperial Oil Ltd.	3,107	98,195
Intact Financial Corp.	2,060	272,390
Ivanhoe Mines Ltd. (a)	7,767	49,671
Keyera Corp.	3,104	78,102
Kinaxis, Inc. (a)	411	59,297
Kinross Gold Corp.	17,593	94,313
Kirkland Lake Gold Ltd.	3,932	163,787
Lightspeed Commerce, Inc. (Canada) (a)	1,391	134,224
Loblaw Companies Ltd.	2,321	159,278
Lundin Mining Corp.	9,507	68,379
Magna International, Inc. Class A (sub. vtg.)	3,987	300,048
Manulife Financial Corp.	27,974	538,454
Metro, Inc.	3,674	179,523
National Bank of Canada (b)	4,852	372,653
Northland Power, Inc.	2,803	88,078
Nutrien Ltd. (b)	8,209	532,814
Nuvei Corp. (c)	780	89,356
Onex Corp. (sub. vtg.)	1,073	75,854
Open Text Corp.	3,979	194,206
Pan American Silver Corp.	2,971	69,135
Parkland Corp.	2,059	57,856
Pembina Pipeline Corp.	8,048	255,114
Power Corp. of Canada (sub. vtg.)	8,195	270,126
Premium Brands Holdings Corp.	527	53,898
Primo Water Corp.	2,209	34,725
Quebecor, Inc. Class B (sub. vtg.)	2,373	57,348
Restaurant Brands International, Inc.	4,462	273,371
Ritchie Bros. Auctioneers, Inc.	1,548	95,525
Rogers Communications, Inc. Class B (non-vtg.)	5,107	238,496
Royal Bank of Canada	20,190	2,008,958
Saputo, Inc.	3,345	85,064
Shaw Communications, Inc. Class B	6,511	189,274
Shopify, Inc. Class A (a)	1,610	2,185,334
SNC-Lavalin Group, Inc.	2,411	66,966
SSR Mining, Inc.	3,085	44,865
Stantec, Inc.	1,549	72,766
Sun Life Financial, Inc.	8,490	437,035
Suncor Energy, Inc.	22,401	464,433
TC Energy Corp. (b)	14,035	675,488
Teck Resources Ltd. Class B (sub. vtg.)	6,779	168,752
TELUS Corp.	19,383	426,040
TFI International, Inc. (Canada)	1,279	130,849
The Toronto-Dominion Bank	25,933	1,716,787
Thomson Reuters Corp.	2,414	266,920
Tilray, Inc. Class 2 (a)	4,833	54,718
TMX Group Ltd.	705	76,027
Toromont Industries Ltd.	1,152	96,164
Tourmaline Oil Corp.	3,801	132,792
Waste Connections, Inc. (Canada)	3,803	479,323
West Fraser Timber Co. Ltd.	1,113	93,743
Wheaton Precious Metals Corp.	6,518	245,364
WSP Global, Inc.	1,035	123,929
Yamana Gold, Inc.	13,320	52,582
TOTAL CANADA		29,243,083
Cayman Islands - 5.8%
21Vianet Group, Inc. ADR (a)	1,275	22,070
AAC Technology Holdings, Inc.	10,000	47,290
Airtac International Group	2,000	62,274
Airtac International Group rights 10/8/21 (a)	92	519
Akeso, Inc. (a)(c)	8,000	43,786
Alchip Technologies Ltd.	1,000	33,006
Alibaba Group Holding Ltd. sponsored ADR (a)	26,375	3,904,819
Anta Sports Products Ltd.	16,000	302,136
ASM Pacific Technology Ltd.	4,300	46,940
Autohome, Inc. ADR Class A	767	35,995
Baidu, Inc. sponsored ADR (a)	3,931	604,391
BeiGene Ltd. ADR (a)	572	207,636
Bilibili, Inc. ADR (a)(b)	3,221	213,134
BizLink Holding, Inc.	2,000	15,913
Chailease Holding Co. Ltd.	19,388	170,405
China Conch Venture Holdings Ltd.	25,000	116,084
China Feihe Ltd. (c)	43,000	72,478
China Literature Ltd. (a)(c)	5,000	37,945
China Mengniu Dairy Co. Ltd.	40,000	257,593
China Resources Land Ltd.	40,000	168,346
China Resources Mixc Lifestyle Services Ltd. (c)	8,845	48,659
CIFI Holdings Group Co. Ltd.	51,466	34,938
CK Asset Holdings Ltd.	32,134	185,406
CK Hutchison Holdings Ltd.	39,000	260,174
Country Garden Holdings Co. Ltd.	101,494	104,651
Country Garden Services Holdings Co. Ltd.	25,000	197,549
Daqo New Energy Corp. ADR (a)	674	38,418
ENN Energy Holdings Ltd.	10,900	179,779
ESR Cayman Ltd. (a)(c)	13,600	41,046
Futu Holdings Ltd. ADR (a)(b)	869	79,096
Gaotu Techedu, Inc. ADR (a)(b)	1,436	4,409
GCL-Poly Energy Holdings Ltd. (a)(d)	216,000	54,939
GDS Holdings Ltd. ADR (a)(b)	1,588	89,897
Geely Automobile Holdings Ltd.	82,000	235,390
General Interface Solution Holding Ltd.	3,000	10,177
Hansoh Pharmaceutical Group Co. Ltd. (c)	16,000	40,502
Hello Group, Inc. ADR	2,267	23,985
Hengan International Group Co. Ltd.	9,500	50,660
Himax Technologies, Inc. sponsored ADR (b)	1,882	20,081
Huazhu Group Ltd. ADR (a)	2,011	92,224
Hutchison China Meditech Ltd. sponsored ADR (a)	1,052	38,514
Innovent Biologics, Inc. (a)(c)	12,000	115,563
iQIYI, Inc. ADR (a)(b)	4,363	35,035
JD.com, Inc. sponsored ADR (a)	12,887	930,957
JOYY, Inc. ADR	845	46,331
KE Holdings, Inc. ADR (a)	2,161	39,460
Kingboard Chemical Holdings Ltd.	9,500	42,993
Kingdee International Software Group Co. Ltd. (a)	34,000	113,208
Kingsoft Corp. Ltd.	12,800	50,962
Kuaishou Technology Class B (c)	12,300	131,274
Li Ning Co. Ltd.	29,500	340,009
Longfor Properties Co. Ltd. (c)	24,500	111,943
Meituan Class B (a)(c)	59,900	1,912,095
Melco Crown Entertainment Ltd. sponsored ADR (a)	2,828	28,959
Microport Scientific Corp.	9,000	50,465
Ming Yuan Cloud Group Holdings Ltd.	8,000	27,735
Minth Group Ltd.	10,000	34,211
NetEase, Inc. ADR	5,773	493,014
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	20,130	41,267
NIO, Inc. sponsored ADR (a)	18,574	661,792
PagSeguro Digital Ltd. (a)(b)	2,603	134,627
Parade Technologies Ltd.	1,000	58,583
Pinduoduo, Inc. ADR (a)	5,022	455,345
Ping An Healthcare and Technology Co. Ltd. (a)(c)	7,800	50,841
Pop Mart International Group Ltd. (c)	3,600	24,370
RLX Technology, Inc. ADR	1,557	7,038
Sands China Ltd. (a)	36,400	74,493
Sapiens International Corp. NV	370	10,731
Sea Ltd. ADR (a)	5,147	1,640,503
Shenzhou International Group Holdings Ltd.	10,900	231,336
Shimao Property Holdings Ltd.	18,000	32,991
Silicon Motion Tech Corp. sponsored ADR	471	32,490
Sino Biopharmaceutical Ltd.	159,250	132,137
SITC International Holdings Co. Ltd.	18,000	64,051
Smoore International Holdings Ltd. (c)	24,000	111,756
StoneCo Ltd. Class A (a)	2,926	101,591
Sunac China Holdings Ltd.	35,000	74,602
Sunac Services Holdings Ltd. (c)	11,000	22,636
Sunny Optical Technology Group Co. Ltd.	10,300	269,704
TAL Education Group ADR (a)	5,387	26,073
Tencent Holdings Ltd.	86,600	5,169,912
Tencent Music Entertainment Group ADR (a)	5,676	41,151
Tingyi (Cayman Islands) Holding Corp.	26,000	48,342
Trip.com Group Ltd. ADR (a)	6,612	203,319
Vipshop Holdings Ltd. ADR (a)	5,397	60,123
Want Want China Holdings Ltd.	86,000	64,937
Weibo Corp. sponsored ADR (a)(b)	784	37,232
Weimob, Inc. (c)	24,000	34,642
WH Group Ltd. (c)	138,500	98,619
Wharf Real Estate Investment Co. Ltd.	25,000	128,447
Wuxi Biologics (Cayman), Inc. (a)(c)	46,500	754,244
Xinyi Glass Holdings Ltd.	37,000	110,373
Xinyi Solar Holdings Ltd.	59,236	121,263
XPeng, Inc. ADR (a)	2,292	81,458
Yadea Group Holdings Ltd. (c)	14,000	22,867
Yihai International Holding Ltd.	6,000	33,437
Zai Lab Ltd. ADR (a)	1,081	113,927
Zhen Ding Technology Holding Ltd.	8,000	28,151
Zhongsheng Group Holdings Ltd. Class H	7,000	56,113
ZTO Express, Inc. sponsored ADR	9,130	279,926
TOTAL CAYMAN ISLANDS		24,444,908
Chile - 0.1%
Aguas Andinas SA	34,037	6,843
Banco de Chile	617,333	56,952
Banco de Credito e Inversiones	725	26,468
Banco Santander Chile	840,993	42,143
CAP SA	1,056	11,227
Cencosud SA	18,369	35,524
Colbun SA	105,834	17,152
Compania Cervecerias Unidas SA	1,806	16,082
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,217	9,226
Empresas CMPC SA	15,027	28,319
Empresas COPEC SA	4,802	39,859
Enel Americas SA	258,107	30,541
Enel Chile SA	360,580	17,077
Falabella SA	10,195	35,710
Parque Arauco SA (a)	10,418	10,620
TOTAL CHILE		383,743
China - 1.5%
Agricultural Bank of China Ltd. (H Shares)	401,000	137,756
Anhui Conch Cement Co. Ltd. (H Shares)	16,500	89,124
Bank of China Ltd. (H Shares)	1,098,000	387,962
Bank of Communications Co. Ltd. (H Shares)	308,000	182,304
BYD Co. Ltd. (H Shares)	10,793	335,472
China CITIC Bank Corp. Ltd. (H Shares)	163,000	73,469
China Construction Bank Corp. (H Shares)	1,412,000	1,007,720
China International Capital Corp. Ltd. (H Shares) (c)	18,800	49,146
China Life Insurance Co. Ltd. (H Shares)	109,000	178,243
China Longyuan Power Grid Corp. Ltd. (H Shares)	44,000	107,968
China Merchants Bank Co. Ltd. (H Shares)	54,500	433,719
China Minsheng Banking Corp. Ltd. (H Shares)	84,300	33,827
China National Building Materials Co. Ltd. (H Shares)	54,000	72,639
China Pacific Insurance (Group) Co. Ltd. (H Shares)	41,400	122,933
China Petroleum & Chemical Corp. (H Shares)	370,000	182,333
China Shenhua Energy Co. Ltd. (H Shares)	49,500	115,308
China Tower Corp. Ltd. (H Shares) (c)	656,000	85,727
China Vanke Co. Ltd. (H Shares)	29,200	79,842
CITIC Securities Co. Ltd. (H Shares)	31,500	79,857
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	8,400	44,679
Great Wall Motor Co. Ltd. (H Shares)	44,500	163,739
Guangzhou Automobile Group Co. Ltd. (H Shares)	40,800	35,853
Haier Smart Home Co. Ltd.	28,400	99,282
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	1,700	35,948
Industrial & Commercial Bank of China Ltd. (H Shares)	1,068,000	592,018
New China Life Insurance Co. Ltd. (H Shares)	10,800	31,797
Nongfu Spring Co. Ltd. (H Shares) (c)	23,000	116,446
PetroChina Co. Ltd. (H Shares)	306,000	143,320
PICC Property & Casualty Co. Ltd. (H Shares)	96,000	93,127
Ping An Insurance Group Co. of China Ltd. (H Shares)	80,000	547,150
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	121,000	83,182
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	32,000	56,782
Sinopharm Group Co. Ltd. (H Shares)	18,800	49,267
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	47,197
Weichai Power Co. Ltd. (H Shares)	27,000	55,882
WuXi AppTec Co. Ltd. (H Shares) (c)	5,452	126,922
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares) (a)	7,600	34,821
Zijin Mining Group Co. Ltd. (H Shares)	80,000	97,157
TOTAL CHINA		6,209,918
Colombia - 0.0%
Bancolombia SA	4,200	36,355
Grupo de Inversiones Suramerica SA	3,843	21,598
Interconexion Electrica SA ESP	6,184	36,866
TOTAL COLOMBIA		94,819
Czech Republic - 0.0%
CEZ A/S	2,238	72,890
Komercni Banka A/S (a)	1,025	41,536
MONETA Money Bank A/S (a)(c)	5,790	23,357
TOTAL CZECH REPUBLIC		137,783
Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	48	123,698
Series B	89	240,931
Ambu A/S Series B	2,387	70,708
Ascendis Pharma A/S sponsored ADR (a)	641	102,169
Carlsberg A/S Series B	1,462	238,515
Christian Hansen Holding A/S	1,497	121,667
Coloplast A/S Series B	1,694	264,878
Danske Bank A/S	9,923	167,164
Demant A/S (a)	1,436	72,362
DSV A/S	2,920	698,943
Genmab A/S (a)	946	413,328
GN Store Nord A/S	2,073	143,375
Novo Nordisk A/S Series B	23,872	2,301,012
Novozymes A/S Series B	3,010	206,339
ORSTED A/S (c)	2,597	342,323
Pandora A/S	1,453	176,394
Royal Unibrew A/S	585	70,365
SimCorp A/S	560	66,166
Tryg A/S	4,274	96,887
Vestas Wind Systems A/S	14,509	582,073
TOTAL DENMARK		6,499,297
Egypt - 0.0%
Commercial International Bank SAE (a)	27,484	74,584

Finland - 0.9%
Elisa Corp. (A Shares)	2,211	137,266
Fortum Corp.	6,253	189,879
Huhtamaki Oyj	1,334	59,989
Kesko Oyj	3,937	135,801
Kojamo OYJ	1,820	37,791
Kone OYJ (B Shares)	5,779	405,965
Metso Outotec Oyj	10,367	94,610
Neste Oyj	6,192	349,305
Nokia Corp. (a)	81,467	449,315
Nokian Tyres PLC	1,822	65,106
Nordea Bank ABP	48,554	625,681
Orion Oyj (B Shares)	1,740	68,888
Sampo Oyj (A Shares)	7,215	356,716
Stora Enso Oyj (R Shares)	8,975	149,491
TietoEVRY Oyj	1,523	45,802
UPM-Kymmene Corp.	7,599	268,961
Valmet Corp.	2,011	72,605
Wartsila Corp.	6,792	80,888
TOTAL FINLAND		3,594,059
France - 5.6%
Air Liquide SA	6,773	1,084,765
Alstom SA	4,118	156,207
Arkema SA	991	130,680
Atos Origin SA	1,452	77,133
AXA SA	29,671	822,280
BNP Paribas SA	16,488	1,054,914
Bouygues SA	3,290	136,099
Bureau Veritas SA	4,181	129,031
Capgemini SA	2,282	473,234
Carrefour SA	8,478	151,938
Compagnie de St. Gobain	7,636	513,880
Compagnie Generale des Etablissements Michelin SCA Series B	2,565	393,318
Credit Agricole SA	18,435	253,397
Danone SA	9,862	672,371
Dassault Systemes SA	9,715	511,257
Edenred SA	3,592	193,366
Eiffage SA	1,136	114,812
ENGIE	25,607	335,021
EssilorLuxottica SA	4,268	815,586
Faurecia SA	533	25,076
Gecina SA	816	109,782
Hermes International SCA	495	682,969
Kering SA	1,059	752,167
L'Oreal SA	3,423	1,416,451
Legrand SA	3,840	411,455
LVMH Moet Hennessy Louis Vuitton SE	3,829	2,742,576
Orange SA	29,495	318,984
Orpea	769	89,412
Pernod Ricard SA	2,888	636,698
Publicis Groupe SA	3,361	225,785
Renault SA (a)	2,896	102,741
Safran SA	5,052	638,980
Sanofi SA	16,407	1,579,404
Sartorius Stedim Biotech	344	192,229
Schneider Electric SA	7,715	1,284,964
Societe Generale Series A	11,434	358,054
Sodexo SA	1,176	102,777
Suez Environnement SA	5,709	129,526
Teleperformance	838	329,615
Thales SA	1,587	153,868
Total SA	35,811	1,711,693
Ubisoft Entertainment SA (a)	1,121	67,128
Valeo SA	3,382	94,384
Veolia Environnement SA	7,670	234,363
Veolia Environnement SA rights 10/1/21 (a)	7,670	6,363
VINCI SA	7,027	730,870
Vivendi SA	12,465	156,934
Worldline SA (a)(c)	3,273	249,488
TOTAL FRANCE		23,554,025
Germany - 4.8%
adidas AG	2,644	830,894
Allianz SE	5,897	1,321,198
BASF AG	13,155	997,284
Bayer AG	14,120	766,370
Bayerische Motoren Werke AG (BMW)	4,587	435,669
Bechtle AG	1,137	77,765
Beiersdorf AG	1,402	151,276
Brenntag AG	2,194	203,811
Carl Zeiss Meditec AG	520	99,607
Commerzbank AG (a)	13,846	91,712
Continental AG (a)	1,575	170,980
Covestro AG (c)	2,595	176,851
Daimler AG (Germany)	11,949	1,054,281
Delivery Hero AG (a)(c)	2,249	286,872
Deutsche Bank AG (a)	29,748	378,030
Deutsche Borse AG	2,721	441,527
Deutsche Post AG	13,970	876,056
Deutsche Telekom AG	46,196	926,424
Deutsche Wohnen SE (Bearer)	5,128	313,549
E.ON AG	32,023	390,863
Evonik Industries AG	2,694	84,476
Evotec OAI AG (a)	1,857	88,053
Fresenius Medical Care AG & Co. KGaA	2,929	205,453
Fresenius SE & Co. KGaA	5,943	284,463
GEA Group AG	2,291	104,629
Hannover Reuck SE	875	152,374
HeidelbergCement AG	2,163	161,367
HelloFresh AG (a)	2,119	195,302
Henkel AG & Co. KGaA	1,406	120,951
Infineon Technologies AG	18,719	765,574
KION Group AG	1,063	98,835
Knorr-Bremse AG	925	98,967
Lanxess AG	1,225	82,791
LEG Immobilien AG	1,060	149,729
Merck KGaA	1,852	400,846
MTU Aero Engines AG	786	176,710
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,013	549,286
Puma AG	1,485	165,080
Rational AG	67	62,938
Rheinmetall AG	613	59,877
RWE AG	9,739	343,479
SAP SE	15,636	2,114,444
Scout24 AG (c)	1,547	107,149
Siemens AG	11,553	1,889,505
Siemens Healthineers AG (c)	3,989	258,709
Symrise AG	1,853	242,875
TAG Immobilien AG	2,061	60,260
TeamViewer AG (a)(c)	2,333	68,253
Thyssenkrupp AG	5,981	62,913
United Internet AG	1,599	61,855
Vitesco Technologies Group AG	315	18,516
Vonovia SE	8,124	487,553
Zalando SE (a)(c)	3,061	279,168
TOTAL GERMANY		19,993,399
Greece - 0.1%
Alpha Bank SA (a)	16,790	21,063
EFG Eurobank Ergasias SA (a)	33,533	31,216
Hellenic Telecommunications Organization SA	3,256	61,119
Jumbo SA	1,402	22,828
Motor Oil (HELLAS) Corinth Refineries SA (a)	942	14,318
Mytilineos SA	1,445	23,476
National Bank of Greece SA (a)	7,299	20,324
OPAP SA	3,025	46,799
Public Power Corp. of Greece (a)	1,670	15,759
Terna Energy SA	661	8,795
TOTAL GREECE		265,697
Hong Kong - 1.5%
AIA Group Ltd.	173,200	1,992,563
Bank of East Asia Ltd.	21,113	34,037
BOC Hong Kong (Holdings) Ltd.	51,500	155,191
BYD Electronic International Co. Ltd.	8,500	29,727
China Evergrande New Energy Vehicle Group Ltd. (a)(b)	30,000	11,613
China Overseas Land and Investment Ltd.	52,000	117,682
China Resources Beer Holdings Co. Ltd.	20,000	147,921
China Taiping Insurance Group Ltd.	19,600	29,657
CLP Holdings Ltd.	23,000	221,454
CSPC Pharmaceutical Group Ltd.	132,400	158,000
Fosun International Ltd.	35,000	42,534
Galaxy Entertainment Group Ltd. (a)	30,000	153,931
Guangdong Investment Ltd.	40,000	52,197
Hang Lung Properties Ltd.	25,000	56,976
Hang Seng Bank Ltd.	10,300	176,427
Henderson Land Development Co. Ltd.	18,610	71,061
Hong Kong & China Gas Co. Ltd.	161,403	243,863
Hong Kong Exchanges and Clearing Ltd.	17,143	1,053,446
Lenovo Group Ltd.	88,000	114,860
Link (REIT)	30,158	258,253
MTR Corp. Ltd.	21,848	117,584
New World Development Co. Ltd.	21,250	86,429
Power Assets Holdings Ltd.	20,000	117,242
Sino Land Ltd.	43,273	58,215
Sun Hung Kai Properties Ltd.	22,000	274,700
Techtronic Industries Co. Ltd.	24,500	484,158
Vitasoy International Holdings Ltd.	12,000	30,412
Wharf Holdings Ltd.	21,000	69,466
TOTAL HONG KONG		6,359,599
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	7,087	59,022
OTP Bank PLC (a)	3,203	187,884
Richter Gedeon PLC	2,278	62,297
TOTAL HUNGARY		309,203
India - 3.2%
Adani Green Energy Ltd. (a)	4,401	67,947
Adani Ports & Special Economic Zone Ltd.	10,169	100,770
Apollo Hospitals Enterprise Ltd.	1,384	83,355
Asian Paints Ltd.	6,478	282,601
Aurobindo Pharma Ltd.	4,069	39,613
Avenue Supermarts Ltd. (a)(c)	2,130	121,681
Axis Bank Ltd. (a)	37,897	388,817
Bajaj Auto Ltd.	1,822	93,947
Bajaj Finance Ltd.	3,798	391,111
Bajaj Finserv Ltd.	870	208,137
Bharat Petroleum Corp. Ltd.	10,977	63,694
Bharti Airtel Ltd.	34,773	321,692
Bharti Airtel Ltd. rights (a)	2,483	5,132
Britannia Industries Ltd.	1,760	93,526
Cipla Ltd. (a)	7,136	94,420
Coal India Ltd.	29,713	73,895
Divi's Laboratories Ltd.	1,777	114,821
Dr. Reddy's Laboratories Ltd.	1,697	111,410
Eicher Motors Ltd.	1,949	72,963
HCL Technologies Ltd.	15,625	268,199
HDFC Standard Life Insurance Co. Ltd. (c)	10,959	106,489
Hero Motocorp Ltd.	1,780	67,932
Hindalco Industries Ltd.	21,344	139,817
Hindustan Unilever Ltd.	12,807	466,052
Housing Development Finance Corp. Ltd.	25,802	954,327
ICICI Bank Ltd.	98,990	930,902
Indian Oil Corp. Ltd.	36,318	60,994
Info Edge India Ltd.	993	85,776
Infosys Ltd.	52,415	1,176,067
ITC Ltd.	125,861	399,358
JSW Steel Ltd.	14,248	127,395
Kotak Mahindra Bank Ltd. (a)	18,772	505,592
Larsen & Toubro Ltd.	17,394	398,165
Mahindra & Mahindra Ltd.	14,069	151,622
Maruti Suzuki India Ltd.	1,942	191,695
NTPC Ltd.	66,066	125,926
Oil & Natural Gas Corp. Ltd.	50,773	98,235
Power Grid Corp. of India Ltd.	58,862	150,201
Reliance Industries Ltd.	46,318	1,568,839
Shriram Transport Finance Co. Ltd.	2,690	46,826
State Bank of India	54,958	333,405
Sun Pharmaceutical Industries Ltd.	15,778	173,765
Tata Consultancy Services Ltd.	14,794	750,315
Tata Consumer Products Ltd.	8,383	91,685
Tata Motors Ltd. (a)	26,281	116,893
Tata Steel Ltd.	10,550	181,697
Tech Mahindra Ltd.	8,979	166,366
Titan Co. Ltd.	6,050	175,725
Ultratech Cement Ltd.	1,669	165,737
UPL Ltd.	7,701	73,259
Vedanta Ltd.	18,508	71,257
Wipro Ltd.	20,422	173,607
TOTAL INDIA		13,223,652
Indonesia - 0.4%
Perusahaan Gas Negara Tbk PT Series B (a)	122,800	10,136
PT ACE Hardware Indonesia Tbk	94,200	8,320
PT Adaro Energy Tbk	198,800	24,302
PT Aneka Tambang Tbk	116,500	18,458
PT Astra International Tbk	281,900	107,632
PT Bank Central Asia Tbk	161,700	393,856
PT Bank Mandiri (Persero) Tbk	259,800	111,035
PT Bank Negara Indonesia (Persero) Tbk	106,600	39,686
PT Bank Rakyat Indonesia Tbk	948,951	252,940
PT Barito Pacific Tbk	346,200	23,191
PT Bukit Asam Tbk	50,200	9,641
PT Bumi Serpong Damai Tbk (a)	150,300	10,406
PT Charoen Pokphand Indonesia Tbk	102,400	45,711
PT Ciputra Development Tbk	131,600	8,543
PT Gudang Garam Tbk	7,000	15,868
PT Indah Kiat Pulp & Paper Tbk	35,300	20,988
PT Indocement Tunggal Prakarsa Tbk	25,800	18,785
PT Indofood CBP Sukses Makmur Tbk	32,100	18,695
PT Indofood Sukses Makmur Tbk	60,800	26,899
PT Jasa Marga Tbk (a)	23,800	6,420
PT Kalbe Farma Tbk	275,600	27,463
PT Merdeka Copper Gold Tbk (a)	131,600	23,032
PT Mitra Keluarga Karyasehat Tbk	73,000	11,696
PT Pabrik Kertas Tjiwi Kimia Tbk	14,700	8,127
PT Sarana Menara Nusantara Tbk	338,900	31,235
PT Semen Gresik (Persero) Tbk	40,900	23,245
PT Surya Citra Media Tbk (a)	77,700	10,864
PT Telekomunikasi Indonesia Tbk Series B	715,000	183,087
PT Tower Bersama Infrastructure Tbk	118,900	24,500
PT United Tractors Tbk	19,500	35,089
PT Vale Indonesia Tbk	31,000	9,869
PT XL Axiata Tbk	52,900	11,152
TOTAL INDONESIA		1,570,871
Ireland - 0.6%
Bank Ireland Group PLC (a)	12,693	75,280
CRH PLC	11,164	526,884
DCC PLC (United Kingdom)	1,474	122,881
Flutter Entertainment PLC (a)	674	132,573
Flutter Entertainment PLC (Ireland) (a)	1,526	302,654
ICON PLC (a)	1,141	298,965
James Hardie Industries PLC CDI	6,407	227,264
Jazz Pharmaceuticals PLC (a)	15	1,953
Kerry Group PLC Class A	2,197	295,162
Kingspan Group PLC (Ireland)	2,211	220,546
Ryanair Holdings PLC sponsored ADR (a)	2,910	320,275
Smurfit Kappa Group PLC	3,651	192,219
TOTAL IRELAND		2,716,656
Isle of Man - 0.1%
Entain PLC (a)	8,439	241,031
NEPI Rockcastle PLC	5,451	37,842
TOTAL ISLE OF MAN		278,873
Israel - 0.5%
Airport City Ltd. (a)	940	17,010
Alony Hetz Properties & Investments Ltd.	2,020	31,077
Amot Investments Ltd.	2,696	19,091
Azrieli Group	507	45,810
Bank Hapoalim BM (Reg.)	16,513	145,976
Bank Leumi le-Israel BM	21,428	182,712
Bezeq The Israel Telecommunication Corp. Ltd. (a)	29,650	35,031
Check Point Software Technologies Ltd. (a)	1,612	182,220
Clal Insurance Enterprises Holdings Ltd. (a)	712	15,238
Cognyte Software Ltd. (a)	907	18,639
Compugen Ltd. (a)(b)	1,166	6,961
CyberArk Software Ltd. (a)	538	84,907
Danel Adir Yeoshua Ltd.	67	13,093
Elbit Systems Ltd. (Israel)	356	51,855
Electra Israel Ltd.	28	17,643
Energix-Renewable Energies Ltd.	3,426	14,527
Enlight Renewable Energy Ltd. (a)	12,406	27,002
First International Bank of Israel	767	28,121
Formula Systems (1985) Ltd.	117	11,446
Gav-Yam Lands Corp. Ltd.	2,079	21,177
Harel Insurance Investments and Financial Services Ltd.	1,700	17,601
Icl Group Ltd.	9,422	69,263
InMode Ltd. (a)	253	40,341
Israel Corp. Ltd. (Class A) (a)	51	15,884
Israel Discount Bank Ltd. (Class A) (a)	16,436	87,279
Kornit Digital Ltd. (a)	610	88,291
Melisron Ltd. (a)	290	23,271
Mivne Real Estate KD Ltd.	8,754	30,819
Mizrahi Tefahot Bank Ltd.	1,889	63,866
Nano Dimension Ltd. ADR (a)(b)	3,672	20,710
NICE Systems Ltd. (a)	901	251,524
Nova Ltd. (a)	364	37,022
Paz Oil Co. Ltd. (a)	133	14,480
Plus500 Ltd.	1,440	26,835
Radware Ltd. (a)	505	17,029
Reit 1 Ltd.	2,629	15,551
Shapir Engineering and Industry Ltd.	2,093	16,860
Shikun & Binui Ltd. (a)	3,340	19,684
Shufersal Ltd.	2,801	22,763
Strauss Group Ltd.	736	21,553
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	16,058	156,405
The Phoenix Holdings Ltd.	2,042	23,353
Tower Semiconductor Ltd. (a)	1,447	43,667
Wix.com Ltd. (a)	806	157,952
TOTAL ISRAEL		2,251,539
Italy - 1.2%
A2A SpA	21,081	43,198
Amplifon SpA	1,143	54,322
Assicurazioni Generali SpA	17,110	362,376
Atlantia SpA (a)	7,562	142,708
Azimut Holding SpA	1,521	41,666
Banco BPM SpA	23,031	72,058
Buzzi Unicem SpA	1,336	30,346
DiaSorin SpA	268	56,122
Enel SpA	110,439	847,643
Eni SpA	35,925	479,067
FinecoBank SpA	8,846	159,775
Hera SpA	10,537	42,960
Infrastrutture Wireless Italiane SpA (c)	4,639	51,669
Interpump Group SpA	1,135	73,150
Intesa Sanpaolo SpA	250,054	707,900
Italgas SpA	6,648	42,509
Leonardo SpA (a)	5,797	47,409
Mediobanca SpA	10,589	127,396
Moncler SpA	2,871	175,104
Nexi SpA (a)(c)	5,226	97,453
Pirelli & C. SpA (c)	6,075	35,540
Poste Italiane SpA (c)	6,555	90,013
Prada SpA	7,000	38,227
Prysmian SpA	3,914	136,710
Recordati SpA	1,521	88,157
Reply SpA	318	58,372
Snam Rete Gas SpA	30,408	168,214
Telecom Italia SpA	172,744	67,545
Telecom Italia SpA (Risparmio Shares)	74,551	30,084
Terna - Rete Elettrica Naziona	20,606	146,237
UniCredit SpA	30,680	406,010
TOTAL ITALY		4,919,940
Japan - 16.9%
ACOM Co. Ltd.	6,600	24,117
Activia Properties, Inc.	10	40,892
Advance Residence Investment Corp.	19	61,733
Advantest Corp.	2,900	258,418
Aeon (REIT) Investment Corp.	28	37,618
AEON Co. Ltd.	12,500	328,625
AGC, Inc.	3,200	164,903
Aica Kogyo Co. Ltd.	900	30,788
Ain Holdings, Inc.	400	24,922
Air Water, Inc.	3,100	49,553
Aisin Seiki Co. Ltd.	2,700	97,839
Ajinomoto Co., Inc.	8,000	236,399
Alfresa Holdings Corp.	3,000	44,815
Alps Electric Co. Ltd.	2,800	30,339
Amada Co. Ltd.	5,100	52,607
Ana Holdings, Inc. (a)	7,200	187,182
Anritsu Corp.	1,900	33,906
Aozora Bank Ltd.	1,600	39,126
As One Corp.	200	29,165
Asahi Group Holdings	7,000	337,788
ASAHI INTECC Co. Ltd.	3,300	90,382
Asahi Kasei Corp.	20,400	218,608
Asics Corp.	2,600	59,457
Astellas Pharma, Inc.	26,900	442,749
Azbil Corp.	1,800	77,500
Bandai Namco Holdings, Inc.	3,200	240,569
Bank of Kyoto Ltd.	1,100	50,591
BayCurrent Consulting, Inc.	200	100,144
Benefit One, Inc.	1,100	51,858
Bic Camera, Inc.	2,400	22,877
Bridgestone Corp.	8,800	416,339
Brother Industries Ltd.	4,000	88,021
Calbee, Inc.	1,600	38,938
Canon, Inc.	15,400	376,808
Capcom Co. Ltd.	2,400	66,687
Casio Computer Co. Ltd.	3,300	54,635
Central Japan Railway Co.	3,000	478,872
Chiba Bank Ltd.	10,400	67,394
Chubu Electric Power Co., Inc.	10,600	125,279
Chugai Pharmaceutical Co. Ltd.	9,200	336,664
Chugoku Electric Power Co., Inc.	4,600	41,960
Coca-Cola West Co. Ltd.	2,000	28,772
COMSYS Holdings Corp.	1,800	47,482
Concordia Financial Group Ltd.	16,900	66,527
Cosmos Pharmaceutical Corp.	300	50,950
CyberAgent, Inc.	6,000	115,755
Dai Nippon Printing Co. Ltd.	3,900	93,962
Dai-ichi Mutual Life Insurance Co.	16,400	358,686
Daicel Chemical Industries Ltd.	3,800	29,588
Daifuku Co. Ltd.	1,800	168,814
Daiichi Sankyo Kabushiki Kaisha	26,300	699,085
Daikin Industries Ltd.	4,200	915,762
Daio Paper Corp.	1,700	31,831
Daito Trust Construction Co. Ltd.	1,000	117,308
Daiwa House Industry Co. Ltd.	9,600	320,016
Daiwa House REIT Investment Corp.	32	93,973
Daiwa Office Investment Corp.	4	26,994
Daiwa Securities Group, Inc.	22,200	129,398
Daiwa Securities Living Invest	31	31,041
Denka Co. Ltd.	1,200	41,908
DENSO Corp.	7,500	489,730
Dentsu Group, Inc.	3,400	130,814
Dic Corp.	1,100	31,027
Disco Corp.	481	134,722
Dmg Mori Co. Ltd.	1,700	31,730
Dowa Holdings Co. Ltd.	800	31,423
East Japan Railway Co.	5,400	381,635
Ebara Corp.	1,200	59,020
Eisai Co. Ltd.	4,300	322,102
Electric Power Development Co. Ltd.	2,496	35,786
ENEOS Holdings, Inc.	47,500	192,962
Ezaki Glico Co. Ltd.	800	30,347
Fancl Corp.	1,100	36,304
FANUC Corp.	2,700	592,007
Fast Retailing Co. Ltd.	900	663,764
Food & Life Companies Ltd.	1,500	68,974
FP Corp.	700	26,012
Freee KK (a)	500	36,383
Frontier Real Estate Investment Corp.	7	30,679
Fuji Corp.	1,200	30,471
Fuji Electric Co. Ltd.	2,100	95,562
FUJIFILM Holdings Corp.	5,800	500,829
Fujitsu Ltd.	2,700	487,919
Fukuoka Financial Group, Inc.	2,700	48,307
Furukawa Electric Co. Ltd.	1,000	21,898
GLP J-REIT	61	100,165
GMO Internet, Inc.	900	22,907
GMO Payment Gateway, Inc.	600	75,757
GOLDWIN, Inc.	500	32,610
GS Yuasa Corp.	1,100	24,872
Hakuhodo DY Holdings, Inc.	4,200	72,278
Hamamatsu Photonics K.K.	2,100	129,903
Hankyu Hanshin Holdings, Inc.	3,800	119,599
Harmonic Drive Systems, Inc.	600	28,775
Haseko Corp.	3,500	46,731
Hikari Tsushin, Inc.	300	50,706
Hino Motors Ltd.	4,100	38,072
Hirose Electric Co. Ltd.	500	83,093
Hisamitsu Pharmaceutical Co., Inc.	1,200	45,387
Hitachi Construction Machinery Co. Ltd.	1,500	42,142
Hitachi Ltd.	13,900	822,334
Hitachi Metals Ltd. (a)	2,800	54,072
Honda Motor Co. Ltd.	24,700	759,372
Horiba Ltd.	600	41,859
Hoshizaki Corp.	900	81,859
House Foods Group, Inc.	1,100	33,420
Hoya Corp.	5,300	826,900
Hulic Co. Ltd.	7,600	84,637
Ibiden Co. Ltd.	1,900	104,510
Idemitsu Kosan Co. Ltd.	3,787	99,623
IHI Corp. (a)	2,100	53,087
Iida Group Holdings Co. Ltd.	2,600	66,876
Industrial & Infrastructure Fund Investment Corp.	29	52,838
Infomart Corp.	2,900	26,180
INPEX Corp.	15,100	117,574
Invincible Investment Corp.	82	32,125
Isetan Mitsukoshi Holdings Ltd.	5,500	41,336
Isuzu Motors Ltd.	9,000	117,092
ITO EN Ltd.	900	59,701
Itochu Corp.	20,200	588,345
ITOCHU Techno-Solutions Corp.	1,300	42,217
Iwatani Corp.	700	40,917
Iyo Bank Ltd.	4,400	22,585
J. Front Retailing Co. Ltd.	3,700	35,665
Japan Airlines Co. Ltd. (a)	6,500	154,744
Japan Airport Terminal Co. Ltd. (a)	1,200	58,889
Japan Exchange Group, Inc.	7,800	193,440
Japan Hotel REIT Investment Corp.	62	37,220
Japan Logistics Fund, Inc.	12	35,655
Japan Post Holdings Co. Ltd.	21,000	176,519
Japan Post Insurance Co. Ltd.	2,800	50,787
Japan Prime Realty Investment Corp.	13	47,097
Japan Real Estate Investment Corp.	20	119,965
Japan Retail Fund Investment Corp.	103	98,901
Japan Steel Works Ltd.	1,000	25,883
Japan Tobacco, Inc.	15,700	307,630
JCR Pharmaceuticals Co. Ltd.	1,000	25,017
JFE Holdings, Inc.	8,400	125,969
JGC Corp.	3,500	32,557
JSR Corp.	3,000	107,838
JTEKT Corp.	3,400	29,501
Justsystems Corp.	400	22,492
K's Holdings Corp.	2,600	26,864
Kadokawa Corp.	800	44,512
Kagome Co. Ltd.	1,200	30,933
Kajima Corp.	6,900	88,421
Kakaku.com, Inc.	1,800	58,127
Kamigumi Co. Ltd.	1,500	31,436
Kaneka Corp.	1,000	41,768
Kansai Electric Power Co., Inc.	11,500	111,437
Kansai Paint Co. Ltd.	3,600	89,304
Kao Corp.	6,900	410,644
Kawasaki Heavy Industries Ltd. (a)	2,300	52,912
KDDI Corp.	23,400	770,401
Keihan Electric Railway Co., Ltd.	1,500	43,089
Keikyu Corp.	4,000	49,836
Keio Corp.	1,700	90,927
Keisei Electric Railway Co.	2,400	79,501
Kenedix Office Investment Corp.	6	41,242
Kewpie Corp.	1,600	38,783
Keyence Corp.	2,700	1,611,552
Kikkoman Corp.	2,800	227,844
Kinden Corp.	1,900	32,037
Kintetsu Group Holdings Co. Ltd. (a)	2,700	90,799
Kirin Holdings Co. Ltd.	12,700	235,711
Kobayashi Pharmaceutical Co. Ltd.	800	63,426
Kobe Bussan Co. Ltd.	1,700	55,546
Koei Tecmo Holdings Co. Ltd.	850	40,347
Koito Manufacturing Co. Ltd.	1,800	108,240
Komatsu Ltd.	14,000	335,278
Konami Holdings Corp.	1,400	87,751
Konica Minolta, Inc.	6,800	36,486
Kose Corp.	500	59,798
Kubota Corp.	16,500	351,163
Kuraray Co. Ltd.	5,000	48,045
Kurita Water Industries Ltd.	1,500	72,177
Kyocera Corp.	5,100	318,808
Kyowa Exeo Corp.	1,500	36,770
Kyowa Hakko Kirin Co., Ltd.	3,700	133,386
Kyushu Electric Power Co., Inc.	6,700	50,898
Kyushu Railway Co.	2,200	52,932
LaSalle Logiport REIT	25	42,037
Lasertec Corp.	1,100	250,423
Lawson, Inc.	700	34,386
Lion Corp.	4,200	67,932
LIXIL Group Corp.	4,300	124,629
M3, Inc.	6,200	441,864
Mabuchi Motor Co. Ltd.	800	27,744
Makita Corp.	4,000	219,931
Mani, Inc.	1,000	19,076
Marubeni Corp.	24,200	200,212
Marui Group Co. Ltd.	3,099	59,822
Matsumotokiyoshi Holdings Co. Ltd.	1,300	58,351
Mazda Motor Corp. (a)	9,000	77,885
McDonald's Holdings Co. (Japan) Ltd.	900	42,461
Mebuki Financial Group, Inc.	16,700	36,588
Medipal Holdings Corp.	3,000	56,460
Meiji Holdings Co. Ltd.	2,200	142,235
Menicon Co. Ltd.	1,000	38,941
Mercari, Inc. (a)	1,400	77,361
Minebea Mitsumi, Inc.	6,300	160,447
Misumi Group, Inc.	4,100	174,451
Mitsubishi Chemical Holdings Corp.	20,800	189,358
Mitsubishi Corp.	20,200	634,329
Mitsubishi Electric Corp.	31,100	432,215
Mitsubishi Estate Co. Ltd.	20,100	320,049
Mitsubishi Gas Chemical Co., Inc.	2,900	57,187
Mitsubishi Heavy Industries Ltd.	5,000	133,970
Mitsubishi Logistics Corp.	1,100	32,643
Mitsubishi Materials Corp.	1,800	35,010
Mitsubishi UFJ Financial Group, Inc.	184,400	1,090,050
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,000	57,518
Mitsui & Co. Ltd.	23,500	513,874
Mitsui Chemicals, Inc.	3,000	100,227
Mitsui Fudosan Co. Ltd.	14,000	332,568
Mitsui Fudosan Logistics Park, Inc.	7	37,067
Mitsui Mining & Smelting Co. Ltd.	800	22,207
Mitsui OSK Lines Ltd.	1,700	114,083
Miura Co. Ltd.	1,600	63,959
Mizuho Financial Group, Inc.	36,230	512,552
MonotaRO Co. Ltd.	3,400	76,195
Mori Hills REIT Investment Corp.	22	29,811
Morinaga & Co. Ltd.	700	25,817
Morinaga Milk Industry Co. Ltd.	600	37,478
MS&AD Insurance Group Holdings, Inc.	6,900	230,783
Murata Manufacturing Co. Ltd.	9,200	813,763
Nabtesco Corp.	1,900	71,839
Nagoya Railroad Co. Ltd. (a)	2,700	49,725
Nankai Electric Railway Co. Ltd.	1,500	32,257
NEC Corp.	3,900	211,345
Net One Systems Co. Ltd.	1,200	39,379
Nexon Co. Ltd.	6,600	105,934
NGK Insulators Ltd.	3,800	64,414
NGK Spark Plug Co. Ltd.	2,300	35,785
NH Foods Ltd.	1,590	60,045
Nichirei Corp.	1,800	47,169
Nidec Corp.	7,900	870,896
Nifco, Inc.	1,300	40,399
Nihon Kohden Corp.	1,200	40,791
Nihon M&A Center, Inc.	4,100	120,394
Nihon Unisys Ltd.	1,100	28,487
Nikon Corp.	4,800	53,296
Nintendo Co. Ltd.	1,700	812,401
Nippon Accommodations Fund, Inc.	7	39,218
Nippon Building Fund, Inc.	24	155,923
Nippon Electric Glass Co. Ltd.	1,100	26,019
Nippon Express Co. Ltd.	1,300	89,531
Nippon Gas Co. Ltd.	1,600	21,977
Nippon Paint Holdings Co. Ltd.	20,800	226,516
Nippon Sanso Holdings Corp.	3,100	77,689
Nippon Shinyaku Co. Ltd.	900	74,811
Nippon Shokubai Co. Ltd.	500	25,715
Nippon Steel & Sumitomo Metal Corp.	13,700	246,408
Nippon Telegraph & Telephone Corp.	34,000	942,112
Nippon Yusen KK	2,400	179,828
Nishi-Nippon Railroad Co. Ltd.	1,100	27,840
Nissan Chemical Corp.	2,100	122,821
Nissan Motor Co. Ltd. (a)	35,000	174,911
Nisshin Seifun Group, Inc.	3,600	59,655
Nissin Food Holdings Co. Ltd.	1,200	96,294
Nitori Holdings Co. Ltd.	1,300	256,194
Nitto Denko Corp.	2,300	163,729
NOF Corp.	1,200	67,556
Nomura Holdings, Inc.	40,600	200,154
Nomura Real Estate Holdings, Inc.	1,600	41,598
Nomura Real Estate Master Fund, Inc.	69	99,310
Nomura Research Institute Ltd.	5,600	205,838
NSK Ltd.	6,800	46,079
NTT Data Corp.	9,300	179,808
Obayashi Corp.	10,000	82,428
OBIC Co. Ltd.	1,000	190,158
Odakyu Electric Railway Co. Ltd.	5,200	120,354
Oji Holdings Corp.	15,100	76,085
Olympus Corp.	18,500	404,928
OMRON Corp.	3,000	296,858
Ono Pharmaceutical Co. Ltd.	7,300	166,467
Open House Co. Ltd.	1,100	64,721
Oracle Corp. Japan	500	43,923
Oriental Land Co. Ltd.	3,200	517,683
ORIX Corp.	18,600	348,034
ORIX JREIT, Inc.	38	66,134
Osaka Gas Co. Ltd.	6,200	113,293
Otsuka Corp.	1,600	82,277
Otsuka Holdings Co. Ltd.	8,100	346,378
Pan Pacific International Holdings Ltd.	8,800	181,573
Panasonic Corp.	33,600	416,485
Park24 Co. Ltd. (a)	1,500	25,525
Penta-Ocean Construction Co. Ltd.	3,800	25,796
PeptiDream, Inc. (a)	1,400	45,702
Persol Holdings Co. Ltd.	2,600	64,816
Pigeon Corp.	1,700	39,521
Rakuten Group, Inc.	11,800	114,941
Recruit Holdings Co. Ltd.	24,300	1,485,358
Relo Group, Inc.	1,600	33,023
Renesas Electronics Corp. (a)	20,000	246,147
Rengo Co. Ltd.	3,500	27,345
Resona Holdings, Inc.	34,800	139,201
Ricoh Co. Ltd.	9,600	98,230
Rinnai Corp.	600	65,875
ROHM Co. Ltd.	1,300	122,593
Rohto Pharmaceutical Co. Ltd.	1,500	46,005
Ryohin Keikaku Co. Ltd.	3,700	82,299
Sankyu, Inc.	800	36,793
Santen Pharmaceutical Co. Ltd.	5,600	78,759
Sanwa Holdings Corp.	3,100	40,302
Sawai Group Holdings Co. Ltd.	600	27,915
SBI Holdings, Inc. Japan	3,400	83,274
Screen Holdings Co. Ltd.	700	59,961
SCSK Corp.	2,100	44,417
Secom Co. Ltd.	3,100	224,217
Sega Sammy Holdings, Inc.	2,400	33,997
Seibu Holdings, Inc. (a)	3,600	45,442
Seiko Epson Corp.	4,600	92,874
Seino Holdings Co. Ltd.	2,300	27,864
Sekisui Chemical Co. Ltd.	6,300	108,248
Sekisui House (REIT), Inc.	60	49,677
Sekisui House Ltd.	9,600	201,033
Seven & i Holdings Co. Ltd.	11,400	518,979
SG Holdings Co. Ltd.	7,300	206,525
Sharp Corp.	2,900	36,557
Shimadzu Corp.	4,000	175,665
Shimamura Co. Ltd.	400	37,388
SHIMANO, Inc.	1,200	350,625
SHIMIZU Corp.	9,900	74,105
Shin-Etsu Chemical Co. Ltd.	5,700	961,983
Shinsei Bank Ltd.	2,200	36,887
Shionogi & Co. Ltd.	4,100	280,560
Ship Healthcare Holdings, Inc.	1,100	28,333
Shiseido Co. Ltd.	5,800	389,815
Shizuoka Bank Ltd.	8,589	70,569
SHO-BOND Holdings Co. Ltd.	700	31,017
Shochiku Co. Ltd. (a)	200	23,564
Showa Denko K.K.	2,100	51,099
Skylark Co. Ltd. (a)	3,200	46,987
SMC Corp.	880	549,041
SMS Co., Ltd.	1,000	36,429
SoftBank Corp.	22,200	301,138
SoftBank Group Corp.	23,700	1,369,511
Sohgo Security Services Co., Ltd.	1,200	53,948
Sojitz Corp.	2,980	48,670
Sompo Holdings, Inc.	5,400	234,279
Sony Group Corp.	18,100	2,009,439
Sotetsu Holdings, Inc.	1,200	23,845
Square Enix Holdings Co. Ltd.	1,300	69,479
Stanley Electric Co. Ltd.	2,200	55,568
Subaru Corp.	9,100	168,165
Sugi Holdings Co. Ltd.	500	36,453
Sumco Corp.	3,500	69,827
Sumitomo Chemical Co. Ltd.	24,900	129,237
Sumitomo Corp.	17,400	245,113
Sumitomo Dainippon Pharma Co., Ltd.	2,700	48,260
Sumitomo Electric Industries Ltd.	11,900	158,242
Sumitomo Forestry Co. Ltd.	2,600	49,383
Sumitomo Heavy Industries Ltd.	1,700	44,305
Sumitomo Metal Mining Co. Ltd.	4,000	144,642
Sumitomo Mitsui Financial Group, Inc.	19,600	689,516
Sumitomo Mitsui Trust Holdings, Inc.	5,400	185,976
Sumitomo Realty & Development Co. Ltd.	6,900	252,203
Sundrug Co. Ltd.	900	27,454
Suntory Beverage & Food Ltd.	1,800	74,620
Suzuken Co. Ltd.	1,100	32,180
Suzuki Motor Corp.	7,100	317,221
Sysmex Corp.	2,400	298,101
T&D Holdings, Inc.	8,400	115,230
Taiheiyo Cement Corp.	1,700	35,123
Taisei Corp.	3,100	99,330
Taisho Pharmaceutical Holdings Co. Ltd.	800	46,631
Taiyo Yuden Co. Ltd.	1,900	111,291
Takara Holdings, Inc.	2,700	38,917
Takeda Pharmaceutical Co. Ltd.	22,638	746,664
TDK Corp.	5,484	197,768
TechnoPro Holdings, Inc.	1,500	45,110
Teijin Ltd.	2,800	39,799
Terumo Corp.	10,370	489,655
THK Co. Ltd.	1,700	37,305
TIS, Inc.	3,200	87,341
Tobu Railway Co. Ltd.	2,900	78,085
Toda Corp.	3,600	25,136
Toho Co. Ltd.	2,000	94,223
Toho Gas Co. Ltd.	1,400	60,891
Tohoku Electric Power Co., Inc.	7,030	51,679
Tokai Carbon Co. Ltd.	3,000	38,350
Tokio Marine Holdings, Inc.	10,000	536,050
Tokyo Century Corp.	800	45,040
Tokyo Electric Power Co., Inc. (a)	11,400	32,459
Tokyo Electron Ltd.	2,300	1,016,091
Tokyo Gas Co. Ltd.	5,400	100,479
Tokyo Ohka Kogyo Co. Ltd.	600	36,643
Tokyo Seimitsu Co. Ltd.	600	24,625
Tokyo Tatemono Co. Ltd.	2,800	44,344
Tokyu Corp.	7,900	117,263
Tokyu Fudosan Holdings Corp.	8,100	49,852
Toppan, Inc.	5,300	89,863
Toray Industries, Inc.	23,900	151,865
Toshiba Corp.	6,100	256,755
Tosoh Corp.	4,500	81,548
Toto Ltd.	2,300	109,518
Toyo Suisan Kaisha Ltd.	1,400	61,992
Toyo Tire Corp.	1,700	30,299
Toyoda Gosei Co. Ltd.	1,000	20,001
Toyota Industries Corp.	3,000	246,840
Toyota Motor Corp.	182,000	3,242,764
Toyota Tsusho Corp.	3,400	142,778
Trend Micro, Inc.	2,000	111,376
Tsumura & Co.	1,000	31,953
Tsuruha Holdings, Inc.	500	61,661
Ube Industries Ltd.	1,500	29,328
Ulvac, Inc.	700	39,860
Unicharm Corp.	6,400	283,597
United Urban Investment Corp.	43	58,117
USS Co. Ltd.	3,000	51,067
Welcia Holdings Co. Ltd.	1,400	50,460
West Japan Railway Co.	2,700	135,721
Workman Co. Ltd.	300	18,979
Yakult Honsha Co. Ltd.	2,400	121,491
Yamada Holdings Co. Ltd.	10,500	44,096
Yamaha Corp.	2,400	150,965
Yamaha Motor Co. Ltd.	4,400	122,495
Yamato Holdings Co. Ltd.	5,300	134,145
Yamazaki Baking Co. Ltd.	2,400	41,738
Yaskawa Electric Corp.	3,900	187,272
Yokogawa Electric Corp.	3,400	59,301
Yokohama Rubber Co. Ltd.	1,800	32,304
Z Holdings Corp.	38,200	244,482
Zenkoku Hosho Co. Ltd.	700	34,159
Zensho Holdings Co. Ltd.	1,300	32,248
Zeon Corp.	2,800	39,416
ZOZO, Inc.	1,300	48,705
TOTAL JAPAN		70,549,086
Korea (South) - 3.7%
Alteogen, Inc. (a)	453	27,466
AMOREPACIFIC Corp.	408	61,002
AMOREPACIFIC Group, Inc.	464	19,052
BGF Retail Co. Ltd.	125	17,849
Binex Co. Ltd. (a)	397	5,615
BNK Financial Group, Inc.	4,132	30,608
Bukwang Pharmaceutical Co. Ltd.	770	9,649
Cellivery Therapeutics, Inc. (a)	170	7,558
Celltrion Healthcare Co. Ltd. (a)	1,312	119,955
Celltrion Pharm, Inc. (a)	222	27,166
Celltrion, Inc. (a)	1,442	313,094
CHA Biotech Co. Ltd. (a)	750	13,710
Cheil Worldwide, Inc.	919	17,545
Chong Kun Dang Pharmaceutical Corp.	85	8,559
Chunbo Co. Ltd.	64	14,030
CJ CheilJedang Corp.	119	40,927
CJ Corp.	186	15,367
CJ ENM Co. Ltd.	141	17,859
CJ Logistics Corp. (a)	130	16,716
Com2uS Corp.	98	8,102
Cosmax, Inc. (a)	133	13,789
Coway Co. Ltd.	743	46,355
CS Wind Corp.	183	11,797
Daewoo Engineering & Construction Co. Ltd. (a)	2,547	14,369
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	580	12,981
Daewoong Co. Ltd.	304	8,468
DB HiTek Co. Ltd.	538	24,303
Db Insurance Co. Ltd.	731	39,094
DGB Financial Group Co. Ltd.	2,549	21,240
DL E&C Co. Ltd.	214	23,945
DL Holdings Co. Ltd.	178	11,276
Dong Suh Companies, Inc.	667	16,405
Dongjin Semichem Co. Ltd.	434	11,327
DongKook Pharmaceutical Co. Ltd.	387	7,495
Doosan Bobcat, Inc. (a)	645	21,496
Doosan Fuel Cell Co. Ltd. (a)	609	26,262
Doosan Heavy Industries & Construction Co. Ltd. (a)	3,927	67,558
Doosan Infracore Co. Ltd. (a)	534	4,280
Douzone Bizon Co. Ltd.	269	21,600
E-Mart, Inc.	269	37,016
Ecopro BM Co. Ltd.	146	56,661
Ecopro Co. Ltd.	241	19,780
Ecopro HN Co. Ltd.	156	12,986
EO Technics Co. Ltd.	128	11,385
F&F Co. Ltd. (a)	65	38,298
F&F Holdings Co. Ltd.	66	1,943
Fila Holdings Corp.	664	23,665
GemVax & Kael Co. Ltd. (a)	423	6,964
Genexine Co. Ltd. (a)	263	15,635
Green Cross Corp.	80	22,183
Green Cross Holdings Corp.	531	14,025
GS Engineering & Construction Corp.	1,018	36,247
GS Holdings Corp.	655	24,441
GS Retail Co. Ltd.	587	16,037
Hana Financial Group, Inc.	4,516	175,469
HanAll BioPharma Co. Ltd. (a)	454	8,026
Hanjin Kal Corp. (a)	264	13,573
Hankook Tire Co. Ltd.	1,067	38,651
Hanmi Pharm Co. Ltd.	88	20,313
Hanmi Science Co. Ltd.	422	22,130
Hanon Systems	2,150	28,147
Hansol Chemical Co. Ltd.	136	39,403
Hanssem Co. Ltd.	151	15,156
Hanwha Aerospace Co. Ltd.	459	19,224
Hanwha Corp.	751	21,422
Hanwha Life Insurance Co. Ltd.	3,632	10,985
Hanwha Solutions Corp. (a)	1,952	72,751
HDC Hyundai Development Co.	469	10,738
Helixmith Co., Ltd. (a)	414	8,337
Hite Jinro Co. Ltd.	504	14,004
HLB Life Science Co. Ltd. (a)	936	14,554
HLB, Inc. (a)	1,326	62,870
HMM Co. Ltd. (a)	3,776	106,460
Hotel Shilla Co.	433	31,379
HUGEL, Inc. (a)	80	11,565
HYBE Co. Ltd. (a)	194	48,390
Hyosung Corp.	165	16,030
Hyosung TNC Co. Ltd.	34	18,251
Hyundai Bioscience Co. Ltd. (a)	413	11,973
Hyundai Department Store Co. Ltd.	237	15,824
Hyundai Elevator Co. Ltd.	363	14,913
Hyundai Engineering & Construction Co. Ltd.	974	41,655
Hyundai Engineering & Construction Co. Ltd. rights (a)	16	1,083
Hyundai Fire & Marine Insurance Co. Ltd.	872	18,625
Hyundai Glovis Co. Ltd.	293	40,563
Hyundai Heavy Industries Holdi	610	33,018
Hyundai Mipo Dockyard Co. Ltd. (a)	333	19,381
Hyundai Mobis	987	208,184
Hyundai Motor Co.	2,036	338,776
Hyundai Rotem Co. Ltd. (a)	1,015	20,453
Hyundai Steel Co.	1,146	44,982
Hyundai Wia Corp.	232	15,249
Il-Yang Pharmaceutical Co. Ltd.	239	6,331
Iljin Materials Co. Ltd.	269	23,230
Industrial Bank of Korea	4,182	36,831
IS Dongseo Co. Ltd.	240	9,346
JB Financial Group Co. Ltd.	1,981	14,855
JYP Entertainment Corp.	350	12,439
Kakao Corp.	4,346	427,235
Kakao Games Corp.	546	29,924
Kangwon Land, Inc. (a)	1,517	36,433
KB Financial Group, Inc.	5,743	266,977
Kia Corp.	3,925	264,966
Kiwoom Securities Co. Ltd.	207	18,942
KMW Co. Ltd. (a)	395	13,254
Koh Young Technology, Inc.	740	12,070
Kolon Industries, Inc.	239	19,895
Korea Aerospace Industries Ltd.	965	26,578
Korea Electric Power Corp.	4,376	86,585
Korea Gas Corp. (a)	569	23,191
Korea Investment Holdings Co. Ltd.	557	40,010
Korea Petro Chemical Industries Co. Ltd.	62	11,094
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	597	50,713
Korea Zinc Co. Ltd.	176	74,219
Korean Air Lines Co. Ltd. (a)	3,040	85,562
KT&G Corp.	1,759	120,287
Kumho Petro Chemical Co. Ltd.	241	37,840
L&F Co. Ltd.	388	57,676
Leeno Industrial, Inc.	121	17,853
LegoChem Biosciences, Inc. (a)	229	9,338
LG Chemical Ltd.	658	426,574
LG Corp.	1,751	136,256
LG Display Co. Ltd. (a)	3,105	48,975
LG Electronics, Inc.	1,470	156,196
LG Household & Health Care Ltd.	134	151,009
LG Innotek Co. Ltd.	188	32,594
LG Uplus Corp.	3,688	46,341
Lotte Chemical Corp.	220	44,261
Lotte Confectionery Co. Ltd.	532	15,009
Lotte Fine Chemical Co. Ltd.	211	16,062
Lotte Shopping Co. Ltd.	170	14,535
LS Corp.	397	21,247
LS Electric Co. Ltd.	229	12,727
LX Holdings Corp.	810	6,444
LX International Corp.	381	11,025
Mando Corp. (a)	441	20,944
Mcnex Co. Ltd.	185	6,170
MedPacto, Inc. (a)	237	12,120
Medy-Tox, Inc.	1	133
Meritz Fire & Marine Insurance Co. Ltd.	810	20,718
Meritz Securities Co. Ltd.	4,400	18,227
Mezzion Pharma Co. Ltd. (a)	91	12,786
Mirae Asset Securities Co. Ltd.	4,685	33,772
NAVER Corp.	2,085	676,219
NCSOFT Corp.	235	118,988
NEPES Corp. Ltd. (a)	294	7,918
Netmarble Corp. (c)	346	34,138
NH Investment & Securities Co. Ltd.	2,150	23,141
NHN Corp. (a)	143	8,414
NHN KCP Corp. (a)	180	7,835
NongShim Co. Ltd.	59	13,999
Oci Co. Ltd. (a)	288	38,624
Orion Corp./Republic of Korea	318	31,321
Oscotec, Inc. (a)	330	9,034
Ottogi Corp.	33	13,657
Pan Ocean Co., Ltd. (Korea)	3,319	20,826
Paradise Co. Ltd. (a)	600	8,840
Pearl Abyss Corp. (a)	452	30,506
Pharmicell Co. Ltd. (a)	716	8,861
POSCO	1,164	320,378
POSCO Chemtech Co. Ltd.	406	59,716
Posco International Corp.	597	11,879
S-Oil Corp.	566	51,962
S1 Corp.	260	18,355
Sam Chun Dang Pharm Co. Ltd. (a)	189	7,833
Samsung Biologics Co. Ltd. (a)(c)	240	176,034
Samsung C&T Corp.	1,359	139,997
Samsung Electro-Mechanics Co. Ltd.	790	116,851
Samsung Electronics Co. Ltd.	73,780	4,571,973
Samsung Engineering Co. Ltd. (a)	2,250	47,866
Samsung Fire & Marine Insurance Co. Ltd.	455	89,867
Samsung Heavy Industries Co. Ltd. (a)	6,630	34,502
Samsung Heavy Industries Co. Ltd. rights 10/29/21 (a)	2,194	1,982
Samsung Life Insurance Co. Ltd.	1,230	75,424
Samsung SDI Co. Ltd.	763	455,100
Samsung SDS Co. Ltd.	550	73,763
Samsung Securities Co. Ltd.	852	34,019
Seegene, Inc.	578	29,297
Seoul Semiconductor Co. Ltd.	592	7,557
Shin Poong Pharmaceutical Co.	372	17,710
Shinhan Financial Group Co. Ltd.	7,683	259,416
Shinsegae Co. Ltd.	93	20,478
SillaJen, Inc. (a)(d)	371	3,790
SK Biopharmaceuticals Co. Ltd. (a)	276	23,554
SK Chemicals Co. Ltd.	109	25,834
SK Hynix, Inc.	7,772	665,043
SK Innovation Co., Ltd. (a)	770	169,450
SK Materials Co., Ltd.	61	21,176
SK Telecom Co. Ltd.	765	207,696
SK, Inc.	480	107,203
SKC Co. Ltd.	292	40,815
Solus Advanced Materials Co. Lt	270	16,070
Soulbrain Co. Ltd.	65	14,827
ST Pharm Co. Ltd. (a)	118	9,402
Studio Dragon Corp. (a)	183	13,544
Vaxcell-Bio Therapeutics Co. Ltd. (a)	147	8,437
WONIK IPS Co. Ltd.	465	15,476
Woori Financial Group, Inc.	8,985	87,657
Yuhan Corp.	652	33,649
Zinus, Inc.	121	7,499
TOTAL KOREA (SOUTH)		15,428,843
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	18,293	59,753
Boubyan Bank KSC (a)	13,432	34,209
Gulf Bank	25,689	20,275
Kuwait Finance House KSCP	71,756	195,601
Mabanee Co. SAKC	7,891	20,149
Mobile Telecommunication Co.	28,704	57,018
National Bank of Kuwait	104,916	331,570
TOTAL KUWAIT		718,575
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	9,983	305,606
Aroundtown SA	17,645	121,555
B&M European Value Retail SA	11,756	93,265
Eurofins Scientific SA	1,753	224,605
Globant SA (a)	530	148,935
InPost SA	2,474	41,052
Millicom International Cellular SA (depository receipt) (a)	1,320	47,806
SES SA (France) (depositary receipt)	5,166	46,061
Spotify Technology SA (a)	1,699	382,853
Subsea 7 SA	3,074	26,637
Tenaris SA	6,421	67,543
TOTAL LUXEMBOURG		1,505,918
Malaysia - 0.4%
AMMB Holdings Bhd (a)	28,200	21,397
Axiata Group Bhd	76,799	71,426
Bursa Malaysia Bhd	8,700	15,353
CIMB Group Holdings Bhd	96,078	109,259
Dialog Group Bhd	57,700	32,858
DiGi.com Bhd	47,100	49,875
Gamuda Bhd (a)	34,000	24,398
Genting Bhd	29,400	35,332
Genting Malaysia Bhd	40,300	28,790
Hartalega Holdings Bhd	24,100	35,155
Hong Leong Bank Bhd	10,500	47,336
IHH Healthcare Bhd	44,400	71,002
IJM Corp. Bhd	41,000	17,650
Inari Amertron Bhd	34,400	30,095
IOI Corp. Bhd	42,500	38,265
Kossan Rubber Industries Bhd	19,200	10,582
Kuala Lumpur Kepong Bhd	7,744	37,270
Malayan Banking Bhd	98,915	189,908
Malaysia Airports Holdings Bhd (a)	16,100	26,477
Malaysian Pacific Industries Bhd	1,300	14,033
Maxis Bhd	31,700	35,429
MISC Bhd	29,900	49,132
MR DIY Group M Sdn Bhd (c)	22,200	20,611
My E.G.Services Bhd	50,918	11,154
Nestle (Malaysia) Bhd	900	28,550
Pentamaster Corp. Bhd	7,300	9,545
Petronas Chemicals Group Bhd	32,700	67,794
Petronas Dagangan Bhd	4,900	22,318
Petronas Gas Bhd	10,500	42,188
PPB Group Bhd	9,600	41,806
Press Metal Bhd	46,300	63,338
Public Bank Bhd	229,100	222,410
QL Resources Bhd	15,650	19,971
RHB Bank Bhd	25,923	33,707
Scientex Bhd	11,000	12,006
Sime Darby Bhd	36,300	19,654
Sime Darby Plantation Bhd	34,176	29,152
Supermax Corp. Bhd	23,900	13,549
Telekom Malaysia Bhd	24,900	33,880
Tenaga Nasional Bhd	46,400	107,078
TIME dotCom Bhd	13,800	14,996
Top Glove Corp. Bhd	67,800	46,315
V.S. Industry Bhd	36,600	13,859
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	955
Westports Holdings Bhd	13,900	14,836
TOTAL MALAYSIA		1,880,694
Malta - 0.0%
Kindred Group PLC (depositary receipt)	3,461	51,901

Marshall Islands - 0.0%
Star Bulk Carriers Corp.	692	16,636

Mexico - 0.5%
Alfa SA de CV Series A	16,500	11,439
America Movil S.A.B. de CV Series L	347,000	306,965
Arca Continental S.A.B. de CV	6,100	37,200
CEMEX S.A.B. de CV unit (a)	223,200	161,008
Coca-Cola FEMSA S.A.B. de CV unit	7,515	42,349
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	15,153	33,218
Fibra Uno Administracion SA de CV	42,200	47,840
Fomento Economico Mexicano S.A.B. de CV unit	27,800	241,387
Gruma S.A.B. de CV Series B	2,970	34,000
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,200	60,458
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,835	52,983
Grupo Aeroportuario Norte S.A.B. de CV (a)	4,800	28,151
Grupo Bimbo S.A.B. de CV Series A	19,800	55,674
Grupo Elektra SA de CV	835	63,476
Grupo Financiero Banorte S.A.B. de CV Series O	35,900	230,568
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	31,300	29,326
Grupo Mexico SA de CV Series B	46,300	184,805
Grupo Televisa SA de CV	35,100	77,405
Industrias Penoles SA de CV (a)	1,795	21,158
Kimberly-Clark de Mexico SA de CV Series A	19,500	32,110
Orbia Advance Corp. S.A.B. de CV	13,900	35,630
Promotora y Operadora de Infraestructura S.A.B. de CV	3,105	21,523
Wal-Mart de Mexico SA de CV Series V	73,600	250,058
TOTAL MEXICO		2,058,731
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	49,000	66,998

Netherlands - 3.8%
Adyen BV (a)(c)	435	1,215,983
Airbus Group NV (a)	8,766	1,162,161
Akzo Nobel NV	2,752	300,696
Argenx SE (a)	738	223,011
ASM International NV (Netherlands)	556	217,740
ASML Holding NV (Netherlands)	6,001	4,483,098
CNH Industrial NV	14,289	240,185
Davide Campari Milano NV	5,789	81,319
Euronext NV (c)	1,305	147,256
EXOR NV	1,648	138,296
Ferrari NV	1,831	382,130
Heineken Holding NV	1,473	128,263
Heineken NV (Bearer)	3,393	354,144
IMCD NV	822	157,314
ING Groep NV (Certificaten Van Aandelen)	55,841	811,845
Just Eat Takeaway.com NV (a)(c)	1,119	81,759
Koninklijke Ahold Delhaize NV	15,693	522,548
Koninklijke DSM NV	2,591	518,138
Koninklijke KPN NV	51,434	161,851
Koninklijke Philips Electronics NV	13,067	580,527
NN Group NV	4,754	249,025
Prosus NV	12,490	999,713
QIAGEN NV (Germany) (a)	3,369	174,268
Randstad NV	1,829	123,141
RHI Magnesita NV	474	20,834
Stellantis NV (Italy)	31,729	603,839
STMicroelectronics NV (Italy)	9,425	411,116
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	2,020	148,673
Universal Music Group NV	12,465	332,085
Wolters Kluwer NV	3,793	402,045
X5 Retail Group NV GDR (Reg. S)	1,593	51,451
Yandex NV Series A (a)	4,595	366,176
TOTAL NETHERLANDS		15,790,630
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	16,793	90,269
Chorus Ltd.	6,115	27,825
Contact Energy Ltd.	10,789	62,613
Fisher & Paykel Healthcare Corp.	8,468	186,259
Fletcher Building Ltd.	11,214	55,555
Goodman Property Trust	15,274	25,423
Infratil Ltd.	9,862	54,166
Mercury Nz Ltd.	8,626	38,579
Meridian Energy Ltd.	17,468	59,073
Ryman Healthcare Group Ltd.	5,881	61,195
Spark New Zealand Ltd.	25,693	84,527
Summerset Group Holdings Ltd.	3,137	32,807
The a2 Milk Co. Ltd. (a)	10,055	44,523
Xero Ltd. (a)	1,734	170,155
TOTAL NEW ZEALAND		992,969
Norway - 0.6%
Adevinta ASA Class B (a)	3,282	56,242
Aker ASA (A Shares)	330	25,941
Aker BP ASA	1,450	46,999
Bank Norwegian ASA	2,401	28,558
Borregaard ASA	1,338	32,457
DNB Bank ASA	12,700	288,731
Entra ASA (c)	2,277	48,595
Equinor ASA	15,497	394,101
Gjensidige Forsikring ASA	2,641	58,493
Kahoot! A/S (a)	3,895	27,875
Kongsberg Gruppen ASA	1,233	34,284
Leroy Seafood Group ASA	3,761	31,088
LINK Mobility Group Holding ASA	3,484	13,504
Mowi ASA	6,578	166,901
NEL ASA (a)	10,596	15,604
Nordic VLSI ASA (a)	2,497	74,280
Norsk Hydro ASA	19,703	147,063
Orkla ASA	11,323	103,925
Pexip Holding ASA (a)	1,555	12,549
Salmar ASA	775	51,426
Scatec Solar AS (c)	1,588	29,518
Schibsted ASA:
(A Shares)	1,237	58,718
(B Shares)	1,419	60,067
Sparebank 1 Sr Bank ASA (primary capital certificate)	2,534	35,122
Sparebanken Midt-Norge	1,831	27,113
Storebrand ASA (A Shares)	6,627	63,090
Telenor ASA	9,384	157,951
TGS ASA	1,540	16,290
Tomra Systems ASA	1,622	84,821
Yara International ASA	2,517	124,683
TOTAL NORWAY		2,315,989
Pakistan - 0.0%
Habib Bank Ltd.	9,151	5,878
Hub Power Co. Ltd.	13,237	5,717
Lucky Cement Ltd. (a)	1,740	7,388
Pakistan Petroleum Ltd.	6,863	3,020
Pakistan State Oil Co. Ltd.	2,942	3,473
TRG Pakistan Ltd.	5,000	4,748
United Bank Ltd.	7,768	5,410
TOTAL PAKISTAN		35,634
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	27,870	86,731

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	3,070	20,753

Philippines - 0.2%
Ayala Corp.	4,600	73,448
Ayala Land, Inc.	112,800	73,956
Bank of the Philippine Islands (BPI)	29,750	47,472
BDO Unibank, Inc.	28,670	62,059
Globe Telecom, Inc.	435	25,412
International Container Terminal Services, Inc.	13,540	51,684
JG Summit Holdings, Inc.	49,111	62,443
Jollibee Food Corp.	9,200	36,693
Manila Electric Co.	4,130	24,045
Megaworld Corp.	156,000	8,708
Metro Pacific Investments Corp.	199,000	14,180
Metropolitan Bank & Trust Co.	37,726	32,240
PLDT, Inc.	1,340	44,093
SM Investments Corp.	10,070	194,863
SM Prime Holdings, Inc.	156,000	99,701
Universal Robina Corp.	13,400	35,609
TOTAL PHILIPPINES		886,606
Poland - 0.2%
Allegro.eu SA (c)	2,946	42,636
Bank Polska Kasa Opieki SA	2,592	67,003
CCC SA (a)	528	16,060
CD Projekt RED SA	963	46,432
Cyfrowy Polsat SA	3,734	33,237
Dino Polska SA (a)(c)	710	59,006
Grupa Lotos SA	1,212	17,959
KGHM Polska Miedz SA (Bearer)	1,901	74,883
LPP SA	18	67,038
Orange Polska SA (a)	10,061	20,287
PGE Polska Grupa Energetyczna SA (a)	10,766	24,061
Polish Oil & Gas Co. SA	22,167	35,991
Polski Koncern Naftowy Orlen SA	4,353	89,684
Powszechna Kasa Oszczednosci Bank SA (a)	12,423	131,529
Powszechny Zaklad Ubezpieczen SA	8,271	75,664
Santander Bank Polska SA	465	35,026
TOTAL POLAND		836,496
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	122,810	22,296
Energias de Portugal SA	40,186	211,133
Galp Energia SGPS SA Class B	6,911	78,495
Jeronimo Martins SGPS SA	3,445	68,684
REN - Redes Energeticas Nacionais SGPS SA	4,845	14,320
TOTAL PORTUGAL		394,928
Qatar - 0.2%
Barwa Real Estate Co.	29,800	25,765
Industries Qatar QSC (a)	27,771	117,842
Masraf al Rayan	66,480	81,781
Mesaieed Petrochemical Holding Co.	61,262	37,975
Ooredoo QSC	10,318	20,798
Qatar Electricity & Water Co.	8,761	40,737
Qatar Fuel Co.	8,734	43,034
Qatar Gas Transport Co. Ltd. (Nakilat)	22,407	19,041
Qatar International Islamic Bank QSC	14,556	38,867
Qatar Islamic Bank (a)	21,471	107,620
Qatar National Bank SAQ (a)	64,777	340,697
The Commercial Bank of Qatar (a)	50,091	84,595
TOTAL QATAR		958,752
Russia - 0.9%
Alrosa Co. Ltd.	35,140	64,215
Gazprom OAO	172,970	861,257
Lukoil PJSC	5,197	494,917
Magnit OJSC	1,060	88,604
MMC Norilsk Nickel PJSC	864	258,756
Mobile TeleSystems OJSC sponsored ADR	6,381	61,513
Novatek PJSC	13,982	369,377
Novolipetsk Steel OJSC GDR (Reg. S)	1,605	47,322
Polyus PJSC	442	72,623
Rosneft Oil Co. OJSC GDR (Reg. S)	32,206	269,736
Sberbank of Russia	153,890	718,933
Severstal PAO	2,647	55,266
Surgutneftegas OJSC	147,700	74,650
Tatneft PAO	23,219	168,517
TOTAL RUSSIA		3,605,686
Saudi Arabia - 1.0%
Abdullah Al Othaim Markets Co.	799	23,987
Advanced Polypropylene Co.	3,028	60,549
Al Rajhi Bank	32,245	1,054,000
Alinma Bank	27,190	173,984
Almarai Co. Ltd.	3,384	52,329
Bank Al-Jazira	9,463	46,474
Bank Albilad (a)	5,754	62,745
Banque Saudi Fransi	9,412	104,642
Bupa Arabia for Cooperative Insurance Co. (a)	841	33,454
Dar Al Arkan Real Estate Development Co. (a)	14,806	40,660
Dr Sulaiman Al Habib Medical Services Group Co.	1,257	58,314
Emaar The Economic City (a)	5,439	19,287
Etihad Etisalat Co.	7,056	58,695
Jarir Marketing Co.	1,130	63,148
Mobile Telecommunications Co. Saudi Arabia (a)	6,268	23,396
Mouwasat Medical Services Co.	640	30,885
National Industrialization Co. (a)	7,531	47,185
National Petrochemical Co.	1,606	21,409
Qassim Cement Co.	772	17,084
Riyad Bank	19,761	142,253
Sabic Agriculture-Nutrients Co.	2,790	128,688
Sahara International Petrochemical Co.	9,284	108,417
Saudi Airlines Catering Co.	540	12,886
Saudi Arabian Mining Co. (a)	5,664	126,548
Saudi Basic Industries Corp.	12,942	439,601
Saudi Cement Co.	1,931	32,332
Saudi Dairy & Foodstuffs Co.	215	9,458
Saudi Electricity Co.	10,976	78,720
Saudi Ground Services Co. (a)	1,137	11,080
Saudi Industrial Investment Group	6,516	70,881
Saudi Kayan Petrochemical Co. (a)	13,605	74,433
Saudi Telecom Co.	8,709	294,890
Southern Province Cement Co.	1,016	20,235
The Co. for Cooperative Insurance	1,109	25,576
The Saudi British Bank	14,279	126,203
The Saudi National Bank	29,595	484,478
The Savola Group	4,506	45,052
United Electronics Co.	592	22,508
Yamama Cement Co. (a)	2,671	21,506
Yanbu Cement Co.	1,819	19,957
Yanbu National Petrochemical Co.	4,339	82,368
TOTAL SAUDI ARABIA		4,370,297
Singapore - 0.7%
Ascendas Real Estate Investment Trust	50,906	112,206
CapitaLand Investment Ltd.	34,520	85,835
CapitaMall Trust	68,095	101,397
City Developments Ltd.	6,300	31,885
ComfortDelgro Corp. Ltd.	26,900	29,742
DBS Group Holdings Ltd.	25,793	571,537
Flex Ltd. (a)	6,926	122,452
Frasers Centrepoint Trust	18,700	31,122
Frasers Logistics & Industrial Trust	36,300	40,497
Genting Singapore Ltd.	75,400	39,755
Keppel Corp. Ltd.	20,100	76,757
Keppel DC (REIT)	17,100	31,213
Mapletree Commercial Trust	31,146	47,201
Mapletree Industrial (REIT)	27,304	55,797
Mapletree Logistics Trust (REIT)	40,687	60,824
Oversea-Chinese Banking Corp. Ltd.	58,285	490,803
Singapore Airlines Ltd. (a)	18,250	67,207
Singapore Exchange Ltd.	11,400	83,458
Singapore Technologies Engineering Ltd.	20,600	57,504
Singapore Telecommunications Ltd.	104,000	187,228
Suntec (REIT)	30,200	31,427
United Overseas Bank Ltd.	22,300	421,862
UOL Group Ltd.	6,300	31,680
Venture Corp. Ltd.	4,600	60,461
Wilmar International Ltd.	39,700	122,649
TOTAL SINGAPORE		2,992,499
South Africa - 0.9%
Absa Group Ltd.	10,039	101,778
Anglo American Platinum Ltd.	817	70,770
AngloGold Ashanti Ltd.	5,797	92,873
Aspen Pharmacare Holdings Ltd.	5,314	95,607
Bid Corp. Ltd.	4,679	100,240
Bidvest Group Ltd./The	4,768	62,059
Capitec Bank Holdings Ltd.	1,339	161,751
Clicks Group Ltd.	3,858	71,146
Discovery Ltd. (a)	6,248	56,793
Exxaro Resources Ltd.	3,361	35,941
FirstRand Ltd.	77,229	330,840
Foschini Group Ltd./The (a)	4,441	40,270
Gold Fields Ltd.	13,003	106,586
Growthpoint Properties Ltd.	49,027	46,557
Harmony Gold Mining Co. Ltd.	7,794	24,255
Impala Platinum Holdings Ltd.	11,514	129,761
Kumba Iron Ore Ltd.	735	24,207
Mr Price Group Ltd.	3,434	45,886
MTN Group Ltd. (a)	24,862	233,385
MultiChoice Group Ltd.	6,281	47,620
Naspers Ltd. Class N	3,445	569,389
Nedbank Group Ltd.	5,768	67,054
Northam Platinum Holdings Ltd.	4,884	58,159
Old Mutual Ltd.	66,030	72,657
Remgro Ltd.	7,465	67,344
Sanlam Ltd.	25,198	106,958
Sasol Ltd. (a)	8,546	161,985
Shoprite Holdings Ltd.	7,489	88,896
Sibanye Stillwater Ltd.	40,083	121,740
Spar Group Ltd./The	2,581	33,665
Standard Bank Group Ltd.	19,096	181,567
Thungela Resources Ltd. (a)	1,744	10,772
Tiger Brands Ltd.	2,465	30,655
Vodacom Group Ltd.	9,989	95,547
Woolworths Holdings Ltd.	14,378	56,390
TOTAL SOUTH AFRICA		3,601,103
Spain - 1.5%
Abertis Infraestructuras SA (a)	363	7,720
Acciona SA	295	49,042
ACS Actividades de Construccion y Servicios SA	4,029	109,140
Aena SME SA (a)(c)	1,088	187,684
Amadeus IT Holding SA Class A (a)	6,513	428,372
Banco Bilbao Vizcaya Argentaria SA	95,337	629,282
Banco Santander SA (Spain)	248,225	899,162
Bankinter SA	8,935	52,280
CaixaBank SA	63,554	197,083
Cellnex Telecom SA (c)	7,802	481,253
EDP Renovaveis SA	3,385	84,028
Enagas SA	3,489	77,540
Endesa SA	4,411	88,959
Ferrovial SA	7,227	210,947
Grifols SA	4,293	104,726
Grifols SA ADR	3,906	57,067
Iberdrola SA	83,555	840,600
Industria de Diseno Textil SA	16,120	593,147
International Consolidated Airlines Group SA CDI (a)	57,561	137,428
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	8,680	17,119
Naturgy Energy Group SA	4,780	120,317
Red Electrica Corporacion SA	6,510	130,605
Repsol SA	21,092	275,326
Siemens Gamesa Renewable Energy SA (a)	3,143	79,886
Telefonica SA	75,598	354,749
TOTAL SPAIN		6,213,462
Sweden - 2.4%
AAK AB	2,477	53,282
AddTech AB (B Shares)	3,616	64,156
AFRY AB (B Shares)	1,374	41,839
Alfa Laval AB	4,301	160,421
ASSA ABLOY AB (B Shares)	14,209	412,155
Atlas Copco AB:
(A Shares)	8,980	542,263
(B Shares)	5,870	298,352
Avanza Bank Holding AB	1,671	58,876
Axfood AB	1,446	34,571
Beijer Ref AB (B Shares)	3,362	66,863
Billerud AB	2,850	54,288
Boliden AB	4,015	128,562
Bravida Holding AB (c)	2,785	37,588
Castellum AB	3,860	94,231
Dometic Group AB (c)	4,465	67,424
Electrolux AB (B Shares)	3,517	81,256
Elekta AB (B Shares)	5,188	58,101
Embracer Group AB (a)	6,118	58,624
Epiroc AB:
(A Shares)	8,704	180,451
(B Shares)	6,013	106,501
EQT AB	3,008	124,903
Ericsson (B Shares)	38,401	433,429
Essity AB (B Shares)	8,842	274,226
Evolution AB (c)	2,317	350,885
Fabege AB	3,751	56,576
Fastighets AB Balder (a)	1,412	84,856
Getinge AB (B Shares)	3,177	126,661
H&M Hennes & Mauritz AB (B Shares) (a)	11,143	225,552
Hexagon AB (B Shares)	28,111	434,821
HEXPOL AB (B Shares)	3,492	39,711
Holmen AB (B Shares)	1,393	61,179
Husqvarna AB (B Shares)	5,794	69,215
ICA Gruppen AB	1,274	58,451
Industrivarden AB:
(A Shares)	2,236	71,433
(C Shares)	2,359	72,883
Indutrade AB	3,864	107,451
Investor AB:
(A Shares)	7,658	165,817
(B Shares)	25,742	553,566
JM AB (B Shares)	763	26,970
Kinnevik AB (B Shares)	3,499	123,005
L E Lundbergforetagen AB	892	48,951
Latour Investment AB (B Shares)	1,724	53,349
Lifco AB	2,931	78,725
Lundin Petroleum AB	2,689	99,819
Nibe Industrier AB (B Shares)	20,415	256,550
Nolato AB (B Shares)	2,860	34,113
Nordic Entertainment Group AB (B Shares) (a)	1,093	59,019
Peab AB	2,845	29,420
PowerCell Sweden AB (a)	568	10,887
Saab AB (B Shares)	1,168	33,066
Samhallsbyggnadsbolaget I Norden AB (B Shares)	11,438	63,025
Sandvik AB	15,699	358,664
Sectra AB (B Shares)	1,855	37,437
Securitas AB (B Shares)	4,498	71,193
Sinch AB (a)(c)	7,692	149,163
Skandinaviska Enskilda Banken AB (A Shares)	22,976	323,808
Skanska AB (B Shares)	5,859	146,988
SKF AB (B Shares)	5,550	130,876
SSAB Svenskt Stal AB (B Shares) (a)	8,357	35,622
Stillfront Group AB (a)	4,472	28,161
Svenska Cellulosa AB SCA (B Shares)	8,774	135,980
Svenska Handelsbanken AB (A Shares)	22,079	247,272
Sweco AB (B Shares)	2,145	33,692
Swedbank AB (A Shares)	13,336	268,916
Swedish Match Co. AB	23,932	209,467
Swedish Orphan Biovitrum AB (a)	2,722	73,414
Tele2 AB (B Shares)	6,959	103,040
Telia Co. AB	35,956	147,913
Thule Group AB (c)	1,396	69,991
Trelleborg AB (B Shares)	3,392	72,010
Volvo AB (B Shares)	22,775	508,486
Wallenstam AB (B Shares)	2,849	42,106
Wihlborgs Fastigheter AB	1,813	36,037
TOTAL SWEDEN		10,058,554
Switzerland - 5.5%
ABB Ltd. (Reg.)	27,321	913,937
Adecco SA (Reg.)	2,409	120,705
Alcon, Inc. (Switzerland)	7,159	579,670
ams AG (a)	4,045	73,370
Baloise Holdings AG	681	103,301
Compagnie Financiere Richemont SA Series A	7,491	776,683
Credit Suisse Group AG	33,431	330,173
CRISPR Therapeutics AG (a)	904	101,185
Geberit AG (Reg.)	528	387,659
Givaudan SA	113	515,178
Holcim Ltd.	7,365	354,883
Julius Baer Group Ltd.	3,266	216,992
Kuehne & Nagel International AG	731	249,564
Lindt & Spruengli AG	2	235,444
Lindt & Spruengli AG (participation certificate)	15	167,663
Logitech International SA (Reg.)	2,504	222,774
Lonza Group AG	1,066	799,617
Nestle SA (Reg. S)	41,150	4,958,166
Novartis AG	35,296	2,894,244
Partners Group Holding AG	266	415,130
Roche Holding AG:
(Bearer)	541	222,039
(participation certificate)	9,879	3,605,538
Schindler Holding AG (participation certificate)	582	156,249
SGS SA (Reg.)	73	212,491
Siemens Energy AG (a)	5,837	156,137
Sig Combibloc Group AG	4,638	123,322
Sika AG	2,024	639,935
Sonova Holding AG Class B	777	293,635
Straumann Holding AG	164	294,128
Swatch Group AG (Bearer)	404	105,396
Swiss Life Holding AG	470	236,818
Swiss Prime Site AG	1,181	115,361
Swiss Re Ltd.	4,082	348,400
Swisscom AG	361	207,749
Temenos Group AG	962	130,530
UBS Group AG	55,191	880,938
VAT Group AG (c)	389	153,527
Zurich Insurance Group Ltd.	2,145	877,134
TOTAL SWITZERLAND		23,175,665
Taiwan - 4.0%
Accton Technology Corp.	8,000	75,457
Acer, Inc.	41,000	36,157
Advanced Ceramic X Corp.	1,000	12,227
Advanced Wireless Semiconductor Co.	2,000	10,139
Advantech Co. Ltd.	6,299	82,155
AP Memory Technology Corp.	1,000	27,027
ASE Technology Holding Co. Ltd.	49,000	189,725
Asia Cement Corp.	32,000	52,114
ASUSTeK Computer, Inc.	10,000	116,236
AU Optronics Corp.	125,000	78,430
Capital Securities Corp.	28,000	15,169
Catcher Technology Co. Ltd.	11,000	65,808
Cathay Financial Holding Co. Ltd.	127,341	262,762
Chang Hwa Commercial Bank	78,619	46,329
Cheng Loong Corp.	15,000	19,098
Cheng Shin Rubber Industry Co. Ltd.	29,000	36,820
Chicony Electronics Co. Ltd.	9,010	24,783
China Airlines Ltd. (a)	43,000	26,328
China Development Finance Holding Corp.	221,000	111,856
China Life Insurance Co. Ltd.	28,383	29,439
China Petrochemical Development Corp.	45,000	20,591
China Steel Corp.	181,000	234,408
Chipbond Technology Corp.	9,000	21,623
Chroma ATE, Inc.	6,000	37,606
Chunghwa Telecom Co. Ltd.	63,000	249,777
Compal Electronics, Inc.	52,000	43,874
Compeq Manufacturing Co. Ltd.	15,000	19,910
CTBC Financial Holding Co. Ltd.	280,000	229,334
Delta Electronics, Inc.	28,000	251,088
E Ink Holdings, Inc.	12,000	31,463
E.SUN Financial Holdings Co. Ltd.	191,813	180,645
ECLAT Textile Co. Ltd.	3,000	65,075
Elan Microelectronics Corp.	4,000	20,834
Elite Material Co. Ltd.	4,000	31,008
eMemory Technology, Inc.	1,000	69,989
ENNOSTAR, Inc.	8,500	21,457
Eternal Materials Co. Ltd.	12,000	16,132
EVA Airways Corp.	41,562	27,969
Evergreen Marine Corp. (Taiwan)	58,675	260,878
Far Eastern New Century Corp.	54,000	57,549
Far EasTone Telecommunications Co. Ltd.	22,000	48,556
Feng Hsin Iron & Steel Co.	7,000	19,636
Feng Tay Enterprise Co. Ltd.	7,840	60,303
First Financial Holding Co. Ltd.	150,964	122,044
FLEXium Interconnect, Inc.	4,000	14,582
Formosa Chemicals & Fibre Corp.	59,000	176,654
Formosa Petrochemical Corp.	24,000	85,057
Formosa Plastics Corp.	64,000	258,959
Formosa Taffeta Co. Ltd.	11,000	11,840
Foxconn Technology Co. Ltd.	13,000	32,537
Fubon Financial Holding Co. Ltd.	119,000	325,470
Fubon Financial Holding Co. Ltd.:
rights 10/18/21 (a)	3,812	2,437
rights 10/18/21 (a)(d)	2,318	0
Genius Electronic Optical Co. Ltd.	2,000	29,259
Giant Manufacturing Co. Ltd.	5,000	56,736
Gigabyte Technology Co. Ltd.	6,000	18,557
Global Unichip Corp.	1,000	17,786
GlobalWafers Co. Ltd.	3,000	84,698
Great Wall Enterprise Co. Ltd.	9,424	18,515
HannStar Display Corp.	31,000	16,673
Highwealth Construction Corp.	14,500	23,424
HIWIN Technologies Corp.	4,347	48,025
Hon Hai Precision Industry Co. Ltd. (Foxconn)	178,600	667,183
Hota Industrial Manufacturing Co. Ltd.	3,000	9,734
Hotai Motor Co. Ltd.	5,000	104,374
Hua Nan Financial Holdings Co. Ltd.	144,212	105,366
IBF Financial Holdings Co. Ltd.	32,000	18,476
Innolux Corp.	135,000	81,324
International Games Systems Co. Ltd.	1,000	23,318
Inventec Corp.	42,000	38,728
ITEQ Corp.	3,000	15,482
King Yuan Electronics Co. Ltd.	15,000	21,831
King's Town Bank	12,000	17,894
Kinsus Interconnect Technology Corp.	4,000	28,760
Largan Precision Co. Ltd.	1,000	77,973
Lien Hwa Industrial Corp.	14,095	28,258
Lite-On Technology Corp.	30,000	66,916
Lotes Co. Ltd.	1,019	20,176
Macronix International Co. Ltd.	25,060	32,721
Makalot Industrial Co. Ltd.	2,203	19,416
MediaTek, Inc.	23,000	740,911
Mega Financial Holding Co. Ltd.	160,000	183,750
Merida Industry Co. Ltd.	3,000	31,383
Merry Electronics Co. Ltd.	2,000	6,332
Merry Electronics Co. Ltd. rights 10/19/21 (a)	42	25
Micro-Star International Co. Ltd.	10,000	46,159
MiTAC Holdings Corp.	14,000	14,342
momo.com, Inc.	1,300	75,404
Nan Ya Plastics Corp.	82,000	268,263
Nan Ya Printed Circuit Board Corp.	3,000	46,218
Nanya Technology Corp.	16,000	37,392
Nien Made Enterprise Co. Ltd.	2,000	28,313
Novatek Microelectronics Corp.	8,000	116,325
Oneness Biotech Co. Ltd. (a)	3,000	19,831
Pegatron Corp.	31,000	74,302
Phison Electronics Corp.	3,000	40,161
PixArt Imaging, Inc.	2,000	11,014
Pou Chen Corp.	34,000	40,998
Powertech Technology, Inc.	10,000	37,236
Poya International Co. Ltd.	1,030	17,418
President Chain Store Corp.	8,000	80,346
Primax Electronics Ltd.	5,000	9,133
Qisda Corp.	21,000	21,408
Quanta Computer, Inc.	42,000	116,321
Radiant Opto-Electronics Corp.	6,000	20,053
Realtek Semiconductor Corp.	7,000	123,425
RichWave Technology Corp.	1,400	11,732
Ruentex Development Co. Ltd.	19,460	39,907
Ruentex Industries Ltd.	4,800	21,879
Shin Kong Financial Holding Co. Ltd.	179,543	59,707
Simplo Technology Co. Ltd.	3,000	30,876
SINBON Electronics Co. Ltd.	3,000	25,247
Sino-American Silicon Products, Inc.	7,000	45,035
Sinopac Holdings Co.	153,680	76,415
Standard Foods Corp.	7,000	12,933
Synnex Technology International Corp.	18,000	33,548
Ta Chen Stainless Pipe Co. Ltd.	25,000	40,657
Taichung Commercial Bank Co. Ltd.	43,299	18,007
Taishin Financial Holdings Co. Ltd.	167,386	108,448
Taiwan Business Bank	75,443	25,849
Taiwan Cement Corp.	72,607	132,343
Taiwan Cooperative Financial Holding Co. Ltd.	141,165	111,711
Taiwan Fertilizer Co. Ltd.	11,000	26,658
Taiwan High Speed Rail Corp.	30,000	31,852
Taiwan Mobile Co. Ltd.	33,000	117,135
Taiwan Semiconductor Manufacturing Co. Ltd.	271,000	5,609,352
Taiwan Surface Mounting Technology Co. Ltd.	4,000	14,492
Taiwan Union Technology Corp.	4,000	15,359
TECO Electric & Machinery Co. Ltd.	19,000	21,208
The Shanghai Commercial & Savings Bank Ltd.	66,000	104,961
Tong Hsing Electronics Industries Ltd.	2,000	15,993
Tripod Technology Corp.	6,000	23,861
Tung Ho Steel Enterprise Corp.	11,000	16,095
TXC Corp.	4,000	14,929
Uni-President Enterprises Corp.	75,000	183,384
Unimicron Technology Corp.	18,000	84,293
United Integrated Services Co.	2,000	12,632
United Microelectronics Corp.	166,000	376,585
United Renewable Energy Co. Ltd. (a)	15,276	11,135
Vanguard International Semiconductor Corp.	13,000	69,834
Voltronic Power Technology Corp.	1,000	61,029
Walsin Lihwa Corp.	33,000	29,662
Walsin Technology Corp.	5,000	27,116
Wan Hai Lines Ltd.	22,000	159,151
Win Semiconductors Corp.	6,000	66,028
Winbond Electronics Corp.	38,000	35,661
Wistron Corp.	38,058	37,443
Wiwynn Corp.	1,000	30,991
WPG Holding Co. Ltd.	18,920	32,802
XinTec, Inc.	2,000	9,011
Yageo Corp.	6,000	94,119
Yang Ming Marine Transport Corp. (a)	19,000	80,096
YFY, Inc.	19,000	23,100
Yuanta Financial Holding Co. Ltd.	179,160	158,199
TOTAL TAIWAN		16,653,870
Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	8,700	50,144
Advanced Information Service PCL NVDR	8,000	46,110
Airports of Thailand PCL:
(depositary receipt)	41,700	74,652
(For. Reg.)	25,600	45,830
Asset World Corp. PCL NVDR	111,600	15,227
B. Grimm Power PCL:
unit	2,900	3,495
(For. Reg.)	10,500	12,656
Bangkok Bank PCL:
(For. Reg.)	12,600	42,958
NVDR	16,400	55,914
Bangkok Chain Hospital PCL unit	17,800	11,168
Bangkok Commercial Asset Management PCL	12,300	6,643
Bangkok Commercial Asset Management PCL unit	19,300	10,424
Bangkok Dusit Medical Services PCL:
unit	78,000	52,264
(For. Reg.)	67,700	45,362
Bangkok Expressway and Metro PCL	76,600	19,741
Bangkok Expressway and Metro PCL NVDR	36,800	9,484
Banpu PCL:
(For. Reg.)	36,500	13,305
NVDR	59,600	21,726
BCPG PCL NVDR	10,600	4,268
Berli Jucker PCL:
unit	8,900	8,620
(For. Reg)	9,200	8,910
BTS Group Holdings PCL:
unit	106,300	29,429
warrants 11/7/24 (a)	6,684	78
warrants 11/7/24 (a)	4,080	47
warrants 11/20/26 (a)	13,368	85
warrants 11/20/26 (a)	8,160	52
(For. Reg.)	66,844	18,421
Bumrungrad Hospital PCL:
NVDR	4,200	17,421
(For. Reg.)	2,300	9,541
Carabao Group PCL	3,000	10,558
Carabao Group PCL NVDR	2,400	8,446
Central Pattana PCL:
unit	17,100	26,622
(For. Reg.)	23,800	37,053
Central Retail Corp. PCL	16,241	15,952
Central Retail Corp. PCL NVDR	30,400	29,860
Charoen Pokphand Foods PCL:
unit	44,500	33,742
(For. Reg.)	44,200	33,515
Com7 PCL unit	8,300	16,356
CP ALL PCL:
unit	46,800	87,392
(For. Reg.)	47,600	88,886
Delta Electronics PCL:
(For. Reg.)	100	1,379
NVDR	6,500	89,615
Electricity Generating PCL:
(For. Reg.)	1,500	7,670
NVDR	2,200	11,249
Energy Absolute PCL:
unit	14,500	26,069
(For. Reg.)	16,700	30,024
Global Power Synergy Public Co. Ltd.	6,846	15,179
Global Power Synergy Public Co. Ltd. unit	7,700	17,074
Gulf Energy Development PCL:
unit	45,800	55,846
(For. Reg.)	36,500	44,506
Hana Microelectronics PCL:
(For. Reg.)	2,600	6,043
NVDR	6,800	15,805
Home Product Center PCL:
unit	43,300	17,278
(For. Reg.)	55,600	22,186
Indorama Ventures PCL:
unit	27,900	36,303
(For. Reg.)	1,300	1,692
Intouch Holdings PCL NVDR	14,300	33,923
IRPC PCL:
(For. Reg.)	74,700	9,099
NVDR	62,900	7,662
JMT Network Services PCL unit	6,900	9,024
Kasikornbank PCL:
NVDR	16,200	63,049
(For. Reg.)	16,400	63,828
KCE Electronics PCL NVDR	10,300	23,804
Kerry Express Thailand PCL NVDR	6,510	7,368
Kiatnakin Bank PCL:
unit	3,700	5,950
(For. Reg.)	7,200	11,578
Krung Thai Bank PCL:
(For. Reg.)	51,200	16,505
NVDR	35,500	11,444
Krungthai Card PCL:
(For. Reg.)	8,700	13,985
NVDR	3,300	5,305
Land & House PCL:
NVDR	62,700	14,639
(For. Reg.)	50,100	11,697
Minor International PCL:
unit (a)	28,138	26,048
warrants 2/15/24 (a)	733	86
warrants 2/15/24 (a)	850	101
(For. Reg.) (a)	21,510	19,912
MK Restaurants Group PCL unit	4,400	6,934
Muangthai Leasing PCL	7,000	11,943
Muangthai Leasing PCL unit	2,700	4,607
Osotspa PCL	4,400	4,397
Osotspa PCL unit	10,900	10,893
PTT Exploration and Production PCL:
(For. Reg.)	12,900	44,394
NVDR	6,600	22,713
PTT Global Chemical PCL:
(For. Reg.)	20,800	38,511
NVDR	26,100	48,324
PTT PCL:
(For. Reg.)	119,400	136,429
NVDR	81,900	93,581
Ratchaburi Electric Generating Holding PCL:
unit	5,500	7,326
(For. Reg.)	2,900	3,863
SCG Packaging PCL NVDR	17,700	31,418
Siam Cement PCL:
(For. Reg.)	6,300	74,492
NVDR	4,600	54,391
Siam Commercial Bank PCL:
unit	22,200	79,399
(For. Reg.)	14,800	52,933
Siam Global House PCL unit	23,881	14,656
Sri Trang Agro-Industry PCL NVDR	12,400	12,208
Sri Trang Gloves Thailand PCL NVDR	15,500	14,273
Srisawad Corp. PCL:
unit	6,300	11,632
warrants 8/29/25 (a)	200	62
(For. Reg.)	7,300	13,483
Star Petroleum Refining PCL unit (a)	17,500	5,053
Thai Beverage PCL	119,900	57,585
Thai Oil PCL:
(For. Reg.)	7,600	11,612
NVDR	6,900	10,542
Thai Union Frozen Products PCL:
(For. Reg.)	26,200	16,761
NVDR	16,700	10,684
Thanachart Capital PCL:
(For. Reg.)	10,100	10,068
NVDR	2,300	2,293
TISCO Financial Group PCL	7,100	19,136
TISCO Financial Group PCL NVDR	3,700	9,972
TMB Bank PCL:
unit	295,400	9,608
(For. Reg.)	485,312	15,785
TOA Paint Thailand PCL NVDR	6,400	6,293
Total Access Communication PCL:
(For. Reg.)	3,400	4,128
NVDR	5,300	6,435
True Corp. PCL:
unit	124,000	13,847
(For. Reg.)	206,800	23,093
TTW PCL unit	20,900	7,269
VGI PCL	32,300	5,776
VGI PCL unit	19,300	3,451
WHA Corp. PCL	24,300	2,225
WHA Corp. PCL unit	120,000	10,986
TOTAL THAILAND		2,830,746
Turkey - 0.1%
AG Anadolu Grubu Holding A/S	1,848	4,738
Akbank TAS	42,580	25,520
Aksa Akrilik Kimya Sanayii	1,284	2,948
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,772	9,077
Arcelik A/S	3,053	11,205
Aselsan A/S	9,217	15,692
Bera Holding A/S (a)	4,038	4,740
Bim Birlesik Magazalar A/S JSC	6,617	47,546
Coca-Cola Icecek Sanayi A/S	976	9,318
Dogan Sirketler Grubu Holding A/S	16,200	4,627
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,346	5,706
Enerjisa Enerji A/S (c)	2,078	2,435
Enka Insaat ve Sanayi A/S	25,315	29,576
Eregli Demir ve Celik Fabrikalari T.A.S.	20,906	39,141
Ford Otomotiv Sanayi A/S	1,035	19,448
Haci Omer Sabanci Holding A/S	21,172	23,308
Hektas Ticaret A/S (a)	5,489	5,166
Is Yatirim Menkul Degerler A/S	1,133	1,689
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	10,399	7,542
Koc Holding A/S	16,015	40,735
KOZA, Inc. (a)	1,854	3,038
Koza Altin Isletmeleri A/S (a)	489	5,251
Logo Yazilim Sanayi Ve Ticar	604	2,828
Migros Turk Ticaret A/S (a)	908	3,218
MLP Saglik Hizmetleri A/S (a)(c)	894	2,763
Nuh Cimento Sanayi A/S	570	2,166
Otokar Otomotiv ve Savunma Sanayi A.S.	73	2,642
Oyak Cimento Fabrikalari A/S (a)	2,064	1,539
Pegasus Hava Tasimaciligi A/S (a)	462	4,044
Petkim Petrokimya Holding A/S (a)	15,404	11,311
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,525	4,935
Sok Marketler Ticaret A/S	3,196	4,241
TAV Havalimanlari Holding A/S (a)	1,937	5,724
Tekfen Holding A/S	1,947	3,028
Tofas Turk Otomobil Fabrikasi A/S	1,212	7,087
Turk Hava Yollari AO (a)	10,697	16,780
Turk Sise ve Cam Fabrikalari A/S	22,674	20,882
Turk Traktor ve Ziraat Makinalari A/S	126	2,298
Turkcell Iletisim Hizmet A/S	16,546	28,522
Turkiye Garanti Bankasi A/S	28,836	29,961
Turkiye Halk Bankasi A/S (a)	7,031	3,400
Turkiye Is Bankasi A/S Series C	18,421	10,751
Turkiye Petrol Rafinerileri A/S (a)	1,977	25,477
Turkiye Sinai Kalkinma Bankasi A/S	11,913	1,608
Turkiye Vakiflar Bankasi TAO (a)	10,836	3,972
Ulker Biskuvi Sanayi A/S	1,756	3,775
Yapi ve Kredi Bankasi A/S	32,571	8,827
TOTAL TURKEY		530,225
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	42,359	86,375
Abu Dhabi National Oil Co. for Distribution PJSC	33,465	37,901
Aldar Properties PJSC (a)	76,427	84,892
Dubai Islamic Bank Pakistan Ltd. (a)	68,620	92,473
Emaar Properties PJSC (a)	71,712	79,655
Emirates NBD Bank PJSC	36,227	140,050
Emirates Telecommunications Corp.	50,522	330,381
First Abu Dhabi Bank PJSC	104,778	507,181
TOTAL UNITED ARAB EMIRATES		1,358,908
United Kingdom - 8.5%
3i Group PLC	13,935	239,358
Abrdn PLC	32,424	110,889
Admiral Group PLC	3,686	154,014
Anglo American PLC (United Kingdom)	19,536	684,711
Antofagasta PLC	4,977	90,446
Ashtead Group PLC	6,411	484,629
Associated British Foods PLC	5,275	131,309
AstraZeneca PLC (United Kingdom)	22,169	2,671,758
Atlassian Corp. PLC (a)	1,906	746,047
Auto Trader Group PLC (c)	13,952	110,028
Avast PLC (c)	10,555	80,663
Aveva Group PLC	1,595	77,088
Aviva PLC	56,087	297,254
BAE Systems PLC	46,080	349,013
Barclays PLC	233,242	592,663
Barratt Developments PLC	14,981	132,429
Bellway PLC	1,870	82,480
Berkeley Group Holdings PLC	1,721	100,499
BHP Group PLC	30,224	761,474
BP PLC	289,206	1,317,291
British American Tobacco PLC (United Kingdom)	32,626	1,140,427
British Land Co. PLC	13,129	87,119
BT Group PLC (a)	126,143	270,427
Bunzl PLC	4,857	160,254
Burberry Group PLC	5,910	143,830
Centrica PLC (a)	83,878	63,694
Compass Group PLC (a)	25,709	525,779
ConvaTec Group PLC (c)	22,673	65,833
Croda International PLC	2,041	233,852
Dechra Pharmaceuticals PLC	1,524	99,519
Derwent London PLC	1,713	79,372
Diageo PLC	33,155	1,605,200
Diploma PLC	1,748	66,468
Direct Line Insurance Group PLC	19,229	74,841
DS Smith PLC	19,992	110,410
Electrocomponents PLC	6,586	95,343
Endeavour Mining PLC	2,513	57,334
Evraz PLC	7,474	59,299
Games Workshop Group PLC	496	68,430
Genus PLC	905	66,161
GlaxoSmithKline PLC	71,650	1,352,263
Halma PLC	5,404	206,128
Hargreaves Lansdown PLC	3,811	73,174
Hikma Pharmaceuticals PLC	2,418	79,543
HomeServe PLC	4,168	50,542
Howden Joinery Group PLC	8,406	101,198
HSBC Holdings PLC (United Kingdom)	295,725	1,546,251
IG Group Holdings PLC	5,230	56,517
IMI PLC	4,101	91,161
Imperial Brands PLC	13,689	286,328
Informa PLC	22,035	162,045
InterContinental Hotel Group PLC (a)	2,805	179,104
Intermediate Capital Group PLC	4,298	117,691
Intertek Group PLC	2,335	156,135
ITV PLC (a)	50,756	72,590
J Sainsbury PLC	25,030	95,935
JD Sports Fashion PLC	6,953	97,714
Johnson Matthey PLC	2,955	106,017
Kingfisher PLC	31,251	141,063
Land Securities Group PLC	11,451	106,727
Legal & General Group PLC	85,843	322,520
Lloyds Banking Group PLC	1,011,290	629,449
London Stock Exchange Group PLC	4,583	459,254
M&G PLC	36,047	98,488
Meggitt PLC (a)	11,278	111,269
Melrose Industries PLC	63,501	147,431
Mondi PLC	6,951	170,341
National Grid PLC	53,887	642,102
NatWest Group PLC	77,357	233,220
Network International Holdings PLC (a)(c)	3,680	18,031
Next PLC	1,917	210,872
Ocado Group PLC (a)	8,756	195,678
Pearson PLC	11,068	106,145
Pennon Group PLC	3,901	59,462
Persimmon PLC	4,667	166,915
Phoenix Group Holdings PLC	11,380	98,383
Prudential PLC (a)	37,436	726,462
Quilter PLC (c)	25,134	48,198
Reckitt Benckiser Group PLC	10,565	829,989
RELX PLC (London Stock Exchange)	28,213	812,147
Rentokil Initial PLC	26,878	211,068
Rightmove PLC	12,788	117,486
Rio Tinto PLC	15,452	1,012,912
Rolls-Royce Holdings PLC (a)	121,698	227,297
Rotork PLC	12,295	57,465
Royal Dutch Shell PLC:
Class A (United Kingdom)	57,135	1,270,635
Class B (United Kingdom)	54,563	1,208,932
Royal Mail PLC	13,843	78,287
Sage Group PLC	16,047	152,794
Schroders PLC	1,747	84,135
Segro PLC	17,108	274,820
Severn Trent PLC	3,488	122,112
Smith & Nephew PLC	12,753	219,707
Smiths Group PLC	5,839	112,592
Spectris PLC	1,775	92,122
Spirax-Sarco Engineering PLC	1,052	211,669
SSE PLC	15,622	328,923
St. James's Place Capital PLC	7,749	156,315
Standard Chartered PLC (United Kingdom)	38,154	223,040
Tate & Lyle PLC	6,436	59,858
Taylor Wimpey PLC	53,725	112,054
Tesco PLC	110,043	374,766
The Weir Group PLC	3,638	82,122
Travis Perkins PLC	3,178	65,342
Tritax Big Box REIT PLC	23,900	68,337
Unilever PLC	37,601	2,035,657
Unite Group PLC	5,550	81,167
United Utilities Group PLC	9,730	126,639
Vodafone Group PLC	384,354	584,868
Whitbread PLC (a)	2,809	124,897
Wickes Group PLC	3,391	10,402
WM Morrison Supermarkets PLC	34,738	137,622
TOTAL UNITED KINGDOM		35,478,159
United States of America - 0.2%
Coca-Cola European Partners PLC	2,899	160,286
Farfetch Ltd. Class A (a)	3,070	115,064
Fiverr International Ltd. (a)(b)	232	42,382
Jackson Financial, Inc.	904	23,504
Kolon TissueGene, Inc. unit (a)(d)	120	811
Li Auto, Inc. ADR (a)	2,123	55,814
Millicom International Cellular SA (a)	1,504	54,370
Stratasys Ltd. (a)	847	18,227
Tilray, Inc. Class 2 (a)(b)	1,386	15,648
XP, Inc. Class A (a)	2,066	82,991
Yum China Holdings, Inc.	6,108	354,936
TOTAL UNITED STATES OF AMERICA		924,033
TOTAL COMMON STOCKS (Cost $358,814,319)		401,152,475

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN) (a)	2,200	21,330
Azul SA (a)	4,000	26,744
Banco Bradesco SA (PN)	71,301	272,726
Bradespar SA (PN)	3,614	34,688
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,166	22,511
Companhia Energetica de Minas Gerais (CEMIG) (PN)	15,738	40,546
Companhia Paranaense de Energia-COPEL (PN-B)	14,500	19,384
Gerdau SA	14,700	73,152
Itau Unibanco Holding SA	70,300	373,462
Itausa-Investimentos Itau SA (PN)	66,060	135,134
Lojas Americanas SA (PN)	12,278	10,867
Metalurgica Gerdau SA (PN)	9,800	22,351
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	63,900	319,515
TOTAL BRAZIL		1,372,410
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	1,988	107,295

Colombia - 0.0%
Bancolombia SA (PN)	5,945	51,522
Grupo Aval Acciones y Valores SA	59,034	17,348
TOTAL COLOMBIA		68,870
Germany - 0.3%
Henkel AG & Co. KGaA	2,580	238,672
Porsche Automobil Holding SE (Germany)	2,209	218,449
Sartorius AG (non-vtg.)	489	311,302
Volkswagen AG	2,628	585,788
TOTAL GERMANY		1,354,211
Korea (South) - 0.2%
Hyundai Motor Co.	562	45,227
Hyundai Motor Co. Series 2	405	32,260
LG Chemical Ltd.	161	50,581
LG Electronics, Inc.	472	25,853
LG Household & Health Care Ltd.	42	22,683
Samsung Electronics Co. Ltd.	11,673	680,692
Samsung SDI Co. Ltd.	90	29,283
TOTAL KOREA (SOUTH)		886,579
Russia - 0.1%
AK Transneft OAO	21	46,159
Sberbank of Russia (Russia)	14,620	63,944
Surgutneftegas OJSC	105,000	58,067
TOTAL RUSSIA		168,170
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,705,252)		3,957,535

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	11,421,902	11,424,186
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	2,996,938	2,997,238
TOTAL MONEY MARKET FUNDS (Cost $14,421,424)		14,421,424

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $376,940,995)	419,531,434
NET OTHER ASSETS (LIABILITIES) - (0.2)% (g)	(925,732)
NET ASSETS - 100.0%	418,605,702

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	75	Dec 2021	8,501,250	(321,889)	(321,889)
ICE MSCI Emerging Markets Index Contracts (United States)	65	Dec 2021	4,048,200	(124,571)	(124,571)
TME S&P/TSX 60 Index Contracts (Canada)	5	Dec 2021	944,339	(23,368)	(23,368)

TOTAL FUTURES CONTRACTS					(469,828)
The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,627,921 or 2.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $689,851 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	4,250,491	200,745,492	193,571,770	7,036	(27)	-	11,424,186	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	515,869	22,685,027	20,203,658	32,255	-	-	2,997,238	0.0%
Total	4,766,360	223,430,519	213,775,428	39,291	(27)	-	14,421,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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